UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 09987

Floating Rate Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2006

Item 1. Reports to Stockholders

Floating Rate Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS

Senior Floating Rate Interests — 98.7%(1)
Principal Amount		Borrower/Tranche Description	Value
Aerospace and Defense — 1.9%
Alliant Techsystems, Inc.
	$3,748,500	Term Loan, 6.46%, Maturing March 31, 2009	$3,754,749
BE Aerospace, Inc.
	4,550,000	Term Loan, 7.63%, Maturing August 24, 2012	4,579,384
CACI International, Inc.
	11,189,159	Term Loan, 6.93%, Maturing May 3, 2011	11,222,235
Dresser Rand Group, Inc.
EUR	787,623	Term Loan, 5.51%, Maturing October 29, 2011	1,009,053
	2,965,758	Term Loan, 7.48%, Maturing October 29, 2011	2,983,182
DRS Technologies, Inc.
	3,218,763	Term Loan, 6.81%, Maturing January 31, 2013	3,229,829
Forgings International Holding
GBP	750,000	Term Loan, 6.58%, Maturing August 11, 2014	1,446,978
	2,855,850	Term Loan, 7.83%, Maturing August 11, 2014	2,891,548
GBP	750,000	Term Loan, 6.83%, Maturing August 11, 2015	1,453,236
	2,855,850	Term Loan, 8.08%, Maturing August 11, 2015	2,902,258
		Hexcel Corp.
	12,899,804	Term Loan, 7.13%, Maturing March 1, 2012	12,932,054
IAP Worldwide Services, Inc.
	7,840,750	Term Loan, 8.44%, Maturing December 30, 2012	7,850,551
Jet Aviation Holding, AG
	4,415,888	Term Loan, 7.62%, Maturing May 15, 2013	4,404,848
K&F Industries, Inc.
	9,247,075	Term Loan, 7.32%, Maturing November 18, 2012	9,291,868
Spirit Aerosystems, Inc.
	8,295,200	Term Loan, 7.57%, Maturing December 31, 2011	8,369,077
Standard Aero Holdings, Inc.
	8,323,870	Term Loan, 7.61%, Maturing August 24, 2012	8,339,477
Transdigm, Inc.
	15,650,000	Term Loan, 7.39%, Maturing June 23, 2013	15,765,419
Vought Aircraft Industries, Inc.
	10,000,000	Revolving Loan, 7.80%, Maturing December 22, 2009(2)	9,575,000
	4,000,000	Term Loan, 7.33%, Maturing December 22, 2010	4,023,752
	9,045,008	Term Loan, 7.88%, Maturing December 22, 2011	9,106,252
Wam Aquisition, S.A.
	4,714,710	Term Loan, 8.12%, Maturing April 8, 2013	4,753,554
	4,714,710	Term Loan, 8.62%, Maturing April 8, 2014	4,771,767
EUR	500,000	Term Loan, 6.13%, Maturing May 4, 2014	645,948
EUR	500,000	Term Loan, 6.63%, Maturing May 4, 2015	648,545
Wyle Laboratories, Inc.
	4,282,929	Term Loan, 8.22%, Maturing January 28, 2011	4,307,020
			$140,257,584

	Principal Amount	Borrower/Tranche Description	Value
	Air Transport — 0.9%
	Airport Development and Investment
GBP	11,000,000	Term Loan, 9.12%, Maturing April 7, 2011	$21,030,164
	Delta Air Lines, Inc.
	9,900,000	Term Loan, 8.02%, Maturing March 16, 2008	10,011,415
	8,800,000	Term Loan, 10.02%, Maturing March 16, 2008	8,984,967
	Northwest Airlines, Inc.
	18,000,000	DIP Loan, 7.90%, Maturing August 21, 2008	18,078,750
	United Airlines, Inc.
	1,430,313	Term Loan, 9.13%, Maturing February 1, 2012	1,455,343
	10,012,188	Term Loan, 9.25%, Maturing February 1, 2012	10,187,401
			$69,748,040
	Automotive — 3.9%
	AA Acquisitions Co., Ltd.
GBP	3,000,000	Term Loan, 7.58%, Maturing June 25, 2012	$5,812,686
GBP	3,000,000	Term Loan, 8.08%, Maturing June 25, 2013	5,837,718
	Accuride Corp.
	$12,740,655	Term Loan, 7.44%, Maturing January 31, 2012	12,780,470
	Affina Group, Inc.
	5,395,056	Term Loan, 8.38%, Maturing November 30, 2011	5,423,720
	Arvinmeritor, Inc.
	3,494,853	Term Loan, 7.13%, Maturing June 23, 2012	3,499,948
	Collins & Aikman Products Co.
	4,723,070	Term Loan, 6.34%, Maturing August 31, 2011(3)	1,718,017
	CSA Acquisition Corp.
	4,033,823	Term Loan, 7.88%, Maturing December 23, 2011	4,042,649
	5,446,498	Term Loan, 7.88%, Maturing December 23, 2011	5,458,415
	3,721,875	Term Loan, 7.88%, Maturing December 23, 2012	3,724,666
	Dana Corp.
	13,700,000	DIP Loan, 7.65%, Maturing April 13, 2008	13,720,550
	Dayco Products, LLC
	14,735,563	Term Loan, 8.02%, Maturing June 21, 2011	14,861,434
	Dura Operating Corp.
	2,500,000	Revolving Loan, 9.50%, Maturing May 3, 2011(2)	2,462,500
	Exide Technologies, Inc.
	8,671,518	Term Loan, 11.75%, Maturing May 5, 2010	9,105,094
	Federal-Mogul Corp.
	4,982,950	Revolving Loan, 7.07%, Maturing December 9, 2006(2)	4,851,255
	9,650,000	DIP Loan, 7.38%, Maturing December 9, 2006	9,675,630
	4,108,827	Term Loan, 7.57%, Maturing December 9, 2006	4,003,539
	6,000,000	Term Loan, 7.59%, Maturing December 9, 2006	5,861,250
	17,933,096	Revolving Loan, 9.07%, Maturing December 9, 2006(2)	18,009,977

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount		Borrower/Tranche Description	Value
Automotive (continued)
Goodyear Tire & Rubber Co.
	$8,890,000	Term Loan, 5.23%, Maturing April 30, 2010	$8,918,572
	13,000,000	Revolving Loan, 7.48%, Maturing April 30, 2010(2)	12,947,194
	19,720,000	Term Loan, 8.14%, Maturing April 30, 2010	19,903,120
	1,000,000	Term Loan, 8.89%, Maturing March 1, 2011	1,014,583
HLI Operating Co., Inc.
	6,754,073	Term Loan, 8.96%, Maturing June 3, 2009	6,796,286
Insurance Auto Auctions, Inc.
	6,127,717	Term Loan, 7.90%, Maturing May 19, 2012(2)	6,166,016
Key Automotive Group
	3,922,508	Term Loan, 8.85%, Maturing June 29, 2010	3,966,636
Keystone Automotive Operations, Inc.
	10,386,881	Term Loan, 7.88%, Maturing October 30, 2009	10,412,848
R.J. Tower Corp.
	12,000,000	DIP Revolving Loan, 8.45%, Maturing February 2, 2007(2)	11,430,000
	1,000,000	DIP Revolving Loan, 8.94%, Maturing February 2, 2007	970,625
Speedy 1, Ltd.
EUR	1,978,627	Term Loan, 5.76%, Maturing August 31, 2013	2,554,148
EUR	1,978,627	Term Loan, 6.26%, Maturing August 31, 2014	2,567,090
Tenneco Automotive, Inc.
	11,860,733	Term Loan, 7.40%, Maturing December 12, 2009	11,929,300
	4,505,755	Term Loan, 7.31%, Maturing December 10, 2010	4,531,803
Teutates Vermogensverwaltung
EUR	2,000,000	Term Loan, 5.75%, Maturing March 11, 2014	2,575,947
	2,619,256	Term Loan, 7.90%, Maturing March 11, 2014	2,638,901
EUR	2,000,000	Term Loan, 6.25%, Maturing March 11, 2015	2,587,800
	2,619,256	Term Loan, 8.40%, Maturing March 11, 2015	2,651,997
The Goodyear Dunlop Tires
EUR	990,000	Term Loan, 5.91%, Maturing April 30, 2010	1,269,642
Trimas Corp.
	1,893,750	Term Loan, 8.13%, Maturing August 2, 2011	1,907,953
	8,206,250	Term Loan, 8.25%, Maturing August 2, 2013	8,267,797
TRW Automotive, Inc.
	9,863,402	Term Loan, 6.75%, Maturing October 31, 2010	9,856,212
	10,897,374	Term Loan, 7.19%, Maturing June 30, 2012	10,887,163
United Components, Inc.
	11,724,242	Term Loan, 7.70%, Maturing June 29, 2012	11,797,519
			$289,398,670
Beverage and Tobacco — 1.3%
Alliance One International, Inc.
	$4,800,750	Term Loan, 8.82%, Maturing May 13, 2010	$4,860,759
Constellation Brands, Inc.
	25,729,167	Term Loan, 6.93%, Maturing June 5, 2013	25,864,065

	Principal Amount	Borrower/Tranche Description	Value
	Beverage and Tobacco (continued)
	Culligan International Co.
	$6,088,121	Term Loan, 7.07%, Maturing September 30, 2011	$6,112,857
	National Dairy Holdings, L.P.
	8,444,181	Term Loan, 7.32%, Maturing March 15, 2012	8,475,847
	National Distribution Co.
	4,734,400	Term Loan, 11.82%, Maturing June 22, 2010	4,746,236
	Reynolds American, Inc.
	19,523,563	Term Loan, 7.31%, Maturing May 31, 2012	19,656,264
	Southern Wine & Spirits of America, Inc.
	24,212,161	Term Loan, 6.87%, Maturing May 31, 2012	24,295,403
	Sunny Delight Beverages Co.
	1,734,548	Term Loan, 11.39%, Maturing August 20, 2010	1,715,578
			$95,727,009
	Building and Development — 6.8%
	401 North Wabash Venture, LLC
	$9,498,461	Term Loan, 9.07%, Maturing May 7, 2008(2)	$9,580,090
	AP-Newkirk Holdings, LLC
	11,656,285	Term Loan, 7.82%, Maturing December 21, 2007	11,674,503
	Armstrong World Industries, Inc.
	1,000,000	Term Loan, 7.12%, Maturing October 2, 2013	1,002,344
	Biomed Realty, L.P.
	21,175,000	Term Loan, 7.57%, Maturing May 31, 2010	21,122,062
	Capital Automotive REIT
	11,328,306	Term Loan, 7.08%, Maturing December 16, 2010	11,392,470
	Contech Construction Products
	5,958,333	Term Loan, 7.36%, Maturing January 31, 2013	5,989,990
	DMB / CH II, LLC
	1,200,000	Term Loan, 7.82%, Maturing September 9, 2009	1,203,000
	Empire Hawkeye Partners, L.P.
	12,000,000	Term Loan, 6.97%, Maturing December 1, 2009(2)	11,970,000
	Epco / Fantome, LLC
	10,750,000	Term Loan, 8.37%, Maturing November 23, 2010	10,803,750
	Formica Corp.
EUR	2,504,825	Term Loan, 6.36%, Maturing March 15, 2013	3,209,022
	5,472,500	Term Loan, 8.49%, Maturing March 15, 2013	5,470,793
	FT-FIN Acquisition, LLC
	7,831,703	Term Loan, 7.06%, Maturing November 17, 2007(2)	7,851,282
	Gables GP, Inc.
	721,895	Term Loan, 7.07%, Maturing March 30, 2007	723,323
	General Growth Properties, Inc.
	25,500,000	Term Loan, 6.57%, Maturing February 24, 2010	25,352,890
	Hearthstone Housing Partners II, LLC
	30,000,000	Revolving Loan, 7.32%, Maturing December 1, 2007(2)	29,925,000

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount		Borrower/Tranche Description	Value
Building and Development (continued)
Hovstone Holdings, LLC
	$8,520,000	Term Loan, 7.37%, Maturing February 28, 2009	$8,392,200
Kyle Acquisition Group, LLC
	86,795	Term Loan, 8.25%, Maturing July 20, 2008	86,687
	3,268,843	Term Loan, 8.25%, Maturing July 20, 2010	3,268,843
Landsource Communities, LLC
	18,000,000	Term Loan, 7.88%, Maturing March 31, 2010	17,688,744
Lanoga Corp.
	9,775,500	Term Loan, 7.12%, Maturing June 29, 2013	9,759,204
LNR Property Corp.
	22,175,000	Term Loan, 8.22%, Maturing July 12, 2011	22,283,569
MAAX Corp.
	6,443,722	Term Loan, 8.38%, Maturing June 4, 2011	6,411,503
Materis
EUR	1,695,089	Term Loan, 5.93%, Maturing April 27, 2014	2,191,923
EUR	1,804,911	Term Loan, 6.30%, Maturing April 27, 2015	2,343,373
Mattamy Funding Partnership
	3,640,875	Term Loan, 7.69%, Maturing April 11, 2013	3,629,497
Mueller Group, Inc.
	13,323,513	Term Loan, 7.39%, Maturing October 3, 2012	13,413,727
NCI Building Systems, Inc.
	9,417,430	Term Loan, 6.84%, Maturing May 3, 2010	9,423,316
Newkirk Master, L.P.
	21,727,465	Term Loan, 7.07%, Maturing August 11, 2008	21,761,424
Nortek, Inc.
	21,109,188	Term Loan, 7.32%, Maturing August 27, 2011	21,082,801
November 2005 Land Investors
	1,990,000	Term Loan, 8.12%, Maturing May 9, 2011	1,930,300
Panolam Industries Holdings, Inc.
	4,474,721	Term Loan, 8.12%, Maturing September 30, 2012	4,497,095
Ply Gem Industries, Inc.
	12,213,625	Term Loan, 8.40%, Maturing August 15, 2011	12,205,991
Ristretto Investissements SAS
EUR	1,232,601	Term Loan, 5.76%, Maturing September 30, 2013	1,589,356
GBP	523,980	Term Loan, 7.45%, Maturing September 30, 2013	1,009,355
EUR	1,232,601	Term Loan, 6.13%, Maturing September 30, 2014	1,597,222
GBP	523,980	Term Loan, 7.82%, Maturing September 30, 2014	1,013,519
Rubicon GSA II, LLC
	19,075,000	Term Loan, 8.07%, Maturing July 31, 2008	19,075,000
Shea Capital I, LLC
	1,625,000	Term Loan, 7.35%, Maturing October 27, 2011	1,576,250
South Edge, LLC
	4,261,607	Term Loan, 7.13%, Maturing October 31, 2007	4,160,394
	8,794,643	Term Loan, 7.38%, Maturing October 31, 2009	8,585,770

	Principal Amount	Borrower/Tranche Description	Value
	Building and Development (continued)
	Standard Pacific Corp.
	$5,200,000	Term Loan, 6.93%, Maturing May 5, 2013	$5,109,000
	Stile Acquisition Corp.
	19,655,386	Term Loan, 7.38%, Maturing April 6, 2013	19,245,394
	Stile U.S. Acquisition Corp.
	19,685,514	Term Loan, 7.38%, Maturing April 6, 2013	19,274,894
	TE / Tousa Senior, LLC
	8,389,406	Term Loan, 8.25%, Maturing August 1, 2008	6,455,648
	3,000,000	Revolving Loan, 9.75%, Maturing August 1, 2008(2)	2,265,000
	The Woodlands Commercial Property, Inc.
	9,825,000	Term Loan, 7.35%, Maturing August 29, 2009	9,837,281
	Tousa / Kolter, LLC
	12,620,000	Term Loan, 6.60%, Maturing January 7, 2008(2)	12,635,775
	TRU 2005 RE Holding Co.
	29,325,000	Term Loan, 8.32%, Maturing December 9, 2008	29,416,641
	Trustreet Properties, Inc.
	10,050,000	Term Loan, 7.32%, Maturing April 8, 2010	10,075,125
	United Subcontractors, Inc.
	5,925,000	Term Loan, 12.86%, Maturing June 27, 2013	5,747,250
	WCI Communities, Inc.
	28,625,000	Term Loan, 7.32%, Maturing December 23, 2010	27,649,975
			$503,959,565
	Business Equipment and Services — 5.9%
	Acco Brands Corp.
	$5,743,764	Term Loan, 7.14%, Maturing August 17, 2012	$5,768,893
	Activant Solutions, Inc.
	5,746,125	Term Loan, 7.50%, Maturing May 1, 2013	5,717,394
	Acxiom Corp.
	11,800,000	Term Loan, 7.09%, Maturing September 15, 2012	11,877,443
	Affiliated Computer Services
	6,054,250	Term Loan, 7.39%, Maturing March 20, 2013	6,072,219
	17,107,125	Term Loan, 7.40%, Maturing March 20, 2013	17,156,291
	Affinion Group, Inc.
	16,796,075	Term Loan, 8.17%, Maturing October 17, 2012	16,908,928
	Allied Security Holdings, LLC
	10,203,409	Term Loan, 8.37%, Maturing June 30, 2010	10,292,689
	Audatex North America, Inc.
EUR	2,000,000	Term Loan, 9.13%, Maturing January 13, 2013	2,614,126
EUR	1,995,000	Term Loan, 5.75%, Maturing April 13, 2013	2,569,660
	BSG Clearing Solutions GmbH
EUR	1,950,000	Term Loan, 5.74%, Maturing May 5, 2012	2,501,327
	Buhrmann US, Inc.
EUR	989,873	Term Loan, 5.08%, Maturing December 23, 2010	1,280,797
	10,778,399	Term Loan, 7.18%, Maturing December 23, 2010	10,812,081

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Business Equipment and Services (continued)
	DynCorp International, LLC
	$8,012,975	Term Loan, 7.75%, Maturing February 11, 2011	$8,063,056
	Education Management, LLC
	11,970,000	Term Loan, 7.88%, Maturing June 1, 2013	12,065,760
	Gate Gourmet Borrower, LLC
	3,982,222	Term Loan, 8.12%, Maturing March 9, 2012	4,028,622
EUR	8,126,390	Term Loan, 6.13%, Maturing March 9, 2013	10,511,499
	Info USA, Inc.
	4,416,625	Term Loan, 7.07%, Maturing February 14, 2012	4,411,104
	Iron Mountain, Inc.
	19,953,750	Term Loan, 7.09%, Maturing April 2, 2011	20,011,955
	19,715,223	Term Loan, 7.16%, Maturing April 2, 2011	19,764,511
	La Petite Academy, Inc.
	1,000,000	Term Loan, 12.61%, Maturing August 15, 2013	1,012,500
	Language Line, Inc.
	11,181,803	Term Loan, 9.63%, Maturing June 10, 2011	11,263,922
	Mitchell International, Inc.
	7,153,386	Term Loan, 7.37%, Maturing August 15, 2011	7,180,211
	N.E.W. Holdings I, LLC
	7,082,250	Term Loan, 8.11%, Maturing August 8, 2013	7,128,731
	Nielsen Finance, LLC
	55,950,000	Term Loan, 8.19%, Maturing August 9, 2013	56,216,658
	Protection One, Inc.
	8,412,410	Term Loan, 7.86%, Maturing March 31, 2012	8,449,214
	Quantum Corp.
	3,000,000	Term Loan, 9.44%, Maturing August 22, 2012	3,003,750
	Quintiles Transnational Corp.
	13,407,625	Term Loan, 7.37%, Maturing March 31, 2013	13,422,709
	RGIS Holdings, LLC
	8,238,394	Term Loan, 7.87%, Maturing February 15, 2013	8,235,823
	Serena Software, Inc.
	4,125,000	Term Loan, 7.62%, Maturing March 10, 2013	4,131,703
	SS&C Technologies, Inc.
	435,419	Term Loan, 8.00%, Maturing November 23, 2012	438,141
	5,122,581	Term Loan, 8.00%, Maturing November 28, 2012	5,154,597
	Sungard Data Systems, Inc.
	88,224,409	Term Loan, 8.00%, Maturing February 11, 2013	89,158,088
	TDS Investor Corp.
EUR	2,000,000	Term Loan, 6.13%, Maturing August 23, 2013	2,560,412
	22,450,678	Term Loan, 8.37%, Maturing August 23, 2013	22,546,902
	2,199,322	Term Loan, 8.37%, Maturing August 23, 2013	2,208,748
	Transaction Network Services, Inc.
	5,448,918	Term Loan, 7.39%, Maturing May 4, 2012	5,448,918

Principal Amount		Borrower/Tranche Description	Value
Business Equipment and Services (continued)
US Investigations Services, Inc.
	$6,531,652	Term Loan, 7.89%, Maturing October 14, 2012	$6,568,392
	3,857,377	Term Loan, 7.89%, Maturing October 14, 2012	3,876,664
Western Inventory Services
	1,457,449	Term Loan, 7.86%, Maturing March 31, 2011	1,464,736
	1,661,492	Term Loan, 7.87%, Maturing March 31, 2011	1,669,799
Williams Scotsman, Inc.
	6,750,000	Term Loan, 6.82%, Maturing June 27, 2010	6,733,125
			$440,302,098
Cable and Satellite Television — 5.4%
Atlantic Broadband Finance, LLC
	$9,898,586	Term Loan, 8.14%, Maturing February 1, 2011	$10,034,692
Bragg Communications, Inc.
	7,569,775	Term Loan, 7.08%, Maturing August 31, 2011	7,588,700
Bresnan Broadband Holdings, LLC
	13,650,000	Term Loan, 7.16%, Maturing March 29, 2014	13,645,741
		Cablecom Luxembourg SCA
CHF	12,500,000	Term Loan, 4.20%, Maturing September 28, 2012	10,047,564
Charter Communications Operating, LLC
	81,463,117	Term Loan, 8.01%, Maturing April 28, 2013	82,257,382
CSC Holdings, Inc.
	5,000,000	Term Loan, 6.65%, Maturing March 29, 2012	4,987,760
	22,862,619	Term Loan, 7.15%, Maturing March 29, 2013	22,871,810
Insight Midwest Holdings, LLC
	10,737,500	Term Loan, 0.00%, Maturing April 7, 2014(2)	10,822,219
	32,212,500	Term Loan, 7.57%, Maturing April 7, 2014	32,466,657
Kabel Deutschland GmbH
EUR	15,600,000	Term Loan, 5.38%, Maturing March 31, 2012	19,952,833
MCC Iowa, LLC
	2,083,563	Term Loan, 6.50%, Maturing March 31, 2010	2,049,488
Mediacom Broadband Group
	14,464,877	Term Loan, 6.98%, Maturing January 31, 2015	14,424,202
	8,000,000	Term Loan, 7.38%, Maturing January 31, 2015	7,981,664
Mediacom Illinois, LLC
	2,000,000	Term Loan, 6.72%, Maturing September 30, 2012	1,966,608
	18,614,375	Term Loan, 7.22%, Maturing January 31, 2015	18,588,613
NTL Investment Holdings, Ltd.
GBP	4,095,825	Term Loan, 7.07%, Maturing March 30, 2012	7,806,349
GBP	3,504,175	Term Loan, 7.07%, Maturing March 30, 2012	6,678,706
	9,000,000	Term Loan, 7.32%, Maturing March 30, 2012	9,056,250
GBP	3,500,000	Term Loan, 7.64%, Maturing March 30, 2013	6,767,161

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount		Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
Persona Communications Corp.
	$2,854,178	Term Loan, 0.00%, Maturing October 12, 2013(2)	$2,872,016
	4,595,822	Term Loan, 8.12%, Maturing October 12, 2013	4,624,546
	2,000,000	Term Loan, 11.37%, Maturing April 12, 2014	2,012,500
PKS Media (Netherlands) B.V.
EUR	1,930,000	Term Loan, 5.24%, Maturing October 5, 2012	2,472,233
EUR	4,000,000	Term Loan, 5.74%, Maturing October 5, 2013	5,178,280
EUR	4,000,000	Term Loan, 6.24%, Maturing October 5, 2014	5,202,617
San Juan Cable, LLC
	992,500	Term Loan, 7.39%, Maturing October 31, 2012	995,292
UGS Corp.
	24,886,750	Term Loan, 7.13%, Maturing March 31, 2012	24,891,926
UPC Broadband Holding B.V.
EUR	5,609,167	Term Loan, 5.51%, Maturing March 31, 2013	7,167,078
	6,545,000	Term Loan, 7.64%, Maturing March 31, 2013	6,552,887
EUR	6,350,000	Term Loan, 5.51%, Maturing December 31, 2013	8,114,889
	6,545,000	Term Loan, 7.64%, Maturing December 31, 2013	6,551,722
Ypso Holding SA
EUR	30,000,000	Term Loan, 5.84%, Maturing July 28, 2014	37,534,952
			$404,165,337
Chemicals and Plastics — 6.9%
Basell Af S.A.R.L.
EUR	961,538	Term Loan, 5.69%, Maturing September 20, 2013	$1,240,108
EUR	538,462	Term Loan, 5.78%, Maturing September 20, 2013	694,460
	1,000,000	Term Loan, 7.60%, Maturing August 1, 2013	1,013,125
EUR	961,538	Term Loan, 6.43%, Maturing August 1, 2014	1,245,764
EUR	538,462	Term Loan, 6.52%, Maturing August 1, 2014	697,628
	833,333	Term Loan, 8.35%, Maturing August 1, 2014	844,271
	166,667	Term Loan, 8.35%, Maturing August 1, 2014	168,854
Brenntag Holding GmbH and Co. KG
EUR	5,294,118	Term Loan, 6.03%, Maturing January 18, 2014	6,852,470
EUR	1,500,000	Term Loan, 6.14%, Maturing December 23, 2013	1,936,338
	10,000,000	Term Loan, 8.08%, Maturing December 23, 2013	10,102,454
EUR	2,205,882	Term Loan, 6.28%, Maturing January 18, 2015	2,875,132
GBP	2,000,000	Term Loan, 7.59%, Maturing December 23, 2013	3,859,004
EUR	1,000,000	Term Loan, 9.58%, Maturing June 23, 2015	1,309,854
Celanese Holdings, LLC
	7,250,000	Term Loan, 5.32%, Maturing April 6, 2009	7,310,414
	25,472,653	Term Loan, 7.37%, Maturing April 6, 2011	25,645,510
Columbian Chemical Acquisition
	4,700,000	Term Loan, 7.12%, Maturing March 16, 2013	4,700,000
Ferro Corp.
	24,000,000	Term Loan, 8.57%, Maturing June 6, 2012(2)	24,022,512

Principal Amount		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Gentek, Inc.
	$4,144,492	Term Loan, 7.37%, Maturing February 28, 2011	$4,167,805
Georgia Gulf Corp.
	12,150,000	Term Loan, 7.32%, Maturing October 3, 2013	12,223,410
Hercules, Inc.
	9,948,645	Term Loan, 6.87%, Maturing October 8, 2010	9,962,324
Hexion Specialty Chemicals, Inc.
	10,000,000	Term Loan, 5.23%, Maturing May 5, 2013	9,986,610
	4,588,347	Term Loan, 7.37%, Maturing May 5, 2013	4,582,203
	21,122,216	Term Loan, 7.38%, Maturing May 5, 2013	21,093,933
Huntsman, LLC
EUR	3,648,000	Term Loan, 5.36%, Maturing August 26, 2012	4,650,305
	37,812,531	Term Loan, 7.07%, Maturing August 16, 2012	37,836,202
Ineos Group
EUR	3,000,000	Term Loan, 6.03%, Maturing December 14, 2011	3,866,893
EUR	3,000,000	Term Loan, 6.53%, Maturing December 14, 2011	3,883,644
EUR	2,000,000	Term Loan, 7.28%, Maturing December 14, 2012	2,598,490
	7,050,000	Term Loan, 7.61%, Maturing December 14, 2012	7,107,281
	6,525,000	Term Loan, 7.61%, Maturing December 14, 2013	6,611,319
	6,525,000	Term Loan, 8.11%, Maturing December 14, 2014	6,611,319
Innophos, Inc.
	10,035,729	Term Loan, 7.57%, Maturing August 13, 2010	10,082,777
Invista B.V.
	3,771,500	Term Loan, 6.88%, Maturing April 30, 2010	3,747,928
	10,371,760	Term Loan, 6.88%, Maturing April 29, 2011	10,375,006
	6,377,424	Term Loan, 6.88%, Maturing April 29, 2011	6,379,420
ISP Chemo, Inc.
	20,301,741	Term Loan, 7.45%, Maturing February 15, 2013	20,392,368
Kranton Polymers, LLC
	13,765,323	Term Loan, 7.38%, Maturing May 12, 2013	13,825,546
Lucite International Group Holdings
	1,712,977	Term Loan, 0.00%, Maturing July 7, 2013(2)	1,727,452
	4,874,805	Term Loan, 8.07%, Maturing July 7, 2013	4,915,997
Lyondell Chemical Co.
	31,700,000	Term Loan, 7.11%, Maturing August 16, 2013	31,901,422
Mosaic Co.
	14,905,980	Term Loan, 6.99%, Maturing February 21, 2012	14,917,160
Nalco Co.
	29,485,604	Term Loan, 7.16%, Maturing November 4, 2010	29,602,869
PQ Corp.
	12,475,697	Term Loan, 7.38%, Maturing February 10, 2012	12,530,279
Professional Paint, Inc.
	5,610,938	Term Loan, 7.63%, Maturing May 31, 2012	5,621,458
Propex Fabrics, Inc.
	6,686,203	Term Loan, 7.63%, Maturing July 31, 2012	6,702,919

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Rockwood Specialties Group, Inc.
EUR	3,026,277	Term Loan, 5.81%, Maturing July 30, 2011	$3,858,969
	27,526,024	Term Loan, 7.38%, Maturing December 10, 2012	27,687,739
Sigmakalon (BC) Holdco B.V.
EUR	9,000,000	Term Loan, 5.99%, Maturing September 9, 2013	11,578,048
EUR	8,724,586	Term Loan, 6.49%, Maturing September 9, 2014	11,270,172
GBP	183,030	Term Loan, 8.08%, Maturing September 9, 2014	352,575
Solo Cup Co.
	19,519,640	Term Loan, 8.61%, Maturing February 27, 2011	19,643,160
	2,675,000	Term Loan, 11.37%, Maturing March 31, 2012	2,745,219
Solutia, Inc.
	5,550,000	DIP Loan, 8.96%, Maturing March 31, 2007	5,570,812
TPG Spring UK, Ltd.
EUR	8,713,441	Term Loan, 6.12%, Maturing June 27, 2013	11,142,721
EUR	8,713,441	Term Loan, 6.62%, Maturing June 27, 2013	11,181,646
Wellman, Inc.
	6,250,000	Term Loan, 9.49%, Maturing February 10, 2009	6,283,206
			$513,736,504
Clothing / Textiles — 0.5%
Hanesbrands, Inc.
	$16,000,000	Term Loan, 7.68%, Maturing September 5, 2013	$16,156,000
	5,000,000	Term Loan, 9.19%, Maturing March 5, 2014	5,132,145
St. John Knits International, Inc.
	3,964,412	Term Loan, 9.32%, Maturing March 23, 2012	3,944,590
The William Carter Co.
	4,989,815	Term Loan, 6.87%, Maturing July 14, 2012	4,987,475
Warnaco, Inc.
	5,397,875	Term Loan, 6.97%, Maturing January 31, 2013	5,377,633
			$35,597,843
Conglomerates — 2.5%
American Greetings Corp.
	$13,500,000	Term Loan, 0.00%, Maturing April 4, 2013(2)	$13,470,475
Amsted Industries, Inc.
	12,869,478	Term Loan, 7.37%, Maturing April 5, 2013	12,925,782
	10,500,000	Term Loan, 7.37%, Maturing April 5, 2013(2)	10,368,750
Blount, Inc.
	3,601,792	Term Loan, 7.10%, Maturing August 9, 2010	3,613,047
Bushnell Performance Optics
	742,678	Term Loan, 8.37%, Maturing August 19, 2011	747,320
Dundee Holdco 4 Limited
EUR	1,457,800	Term Loan, 6.13%, Maturing February 17, 2014	1,860,663
EUR	2,186,700	Term Loan, 9.13%, Maturing August 17, 2015	2,825,882

Principal Amount		Borrower/Tranche Description	Value
Conglomerates (continued)
Dundee Holding, Inc.
	$2,761,950	Term Loan, 8.07%, Maturing February 17, 2014	$2,768,855
Euramax International, Inc.
	4,617,639	Term Loan, 8.19%, Maturing June 29, 2012	4,646,499
GBP	937,321	Term Loan, 7.99%, Maturing June 29, 2012	1,781,748
Goodman Global Holdings, Inc.
	11,287,723	Term Loan, 7.25%, Maturing December 23, 2011	11,283,016
ISS Holdings A/S
EUR	6,510,926	Term Loan, 5.97%, Maturing December 31, 2013	8,442,012
GBP	5,068,562	Term Loan, 7.68%, Maturing December 31, 2013	9,778,186
Jarden Corp.
	8,151,778	Term Loan, 7.12%, Maturing January 24, 2012	8,153,816
	20,025,345	Term Loan, 7.37%, Maturing January 24, 2012	20,086,362
Johnson Diversey, Inc.
	2,500,000	Term Loan, 7.83%, Maturing December 16, 2010	2,516,407
	13,146,136	Term Loan, 7.97%, Maturing December 16, 2011	13,267,330
Platinum 100, Ltd.
GBP	3,000,000	Term Loan, 7.81%, Maturing January 15, 2013	5,756,853
GBP	3,000,000	Term Loan, 8.31%, Maturing January 15, 2014	5,778,550
Polymer Group, Inc.
	3,000,000	Revolving Loan, 9.50%, Maturing November 22, 2010(2)	2,940,000
	19,611,850	Term Loan, 7.61%, Maturing November 22, 2012	19,652,701
Rexnord Corp.
	10,900,000	Term Loan, 7.88%, Maturing July 19, 2013	10,974,937
Terex Corp.
	5,685,750	Term Loan, 7.12%, Maturing July 13, 2013	5,707,072
Walter Industries, Inc.
	2,301,374	Term Loan, 7.15%, Maturing October 3, 2012	2,308,565
			$181,654,828
Containers and Glass Products — 3.7%
Berry Plastics Corp.
	$20,800,000	Term Loan, 7.12%, Maturing September 20, 2013	$20,849,400
Bluegrass Container Co.
	13,491,187	Term Loan, 7.60%, Maturing June 30, 2013	13,632,427
Consolidated Container Holding
	5,498,438	Term Loan, 8.63%, Maturing December 15, 2008	5,525,930
Crown Americas, Inc.
EUR	4,500,000	Term Loan, 4.86%, Maturing November 15, 2012	5,739,985
	1,450,000	Term Loan, 7.07%, Maturing November 15, 2012	1,454,079
	9,950,000	Term Loan, 7.25%, Maturing November 15, 2012	9,977,989

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount		Borrower/Tranche Description	Value
Containers and Glass Products (continued)
Graham Packaging Holdings Co.
	$2,711,203	Term Loan, 7.69%, Maturing October 7, 2011	$2,727,180
	32,181,983	Term Loan, 7.73%, Maturing October 7, 2011	32,371,632
	1,071,429	Term Loan, 9.69%, Maturing April 7, 2012	1,081,809
Graphic Packaging International, Inc.
	10,500,000	Revolving Loan, 8.71%, Maturing August 8, 2007(2)	10,276,875
	40,397,298	Term Loan, 7.88%, Maturing August 8, 2010	40,913,090
IPG (US), Inc.
	11,336,457	Term Loan, 7.64%, Maturing July 28, 2011	11,350,627
JSG Acquisitions
EUR	17,250,000	Term Loan, 5.81%, Maturing December 31, 2014	22,171,707
EUR	17,250,000	Term Loan, 6.26%, Maturing December 31, 2014	22,270,233
OI European Group B.V.
EUR	12,600,000	Term Loan, 5.10%, Maturing June 14, 2013	16,004,945
Owens-Brockway Glass Container
	10,525,000	Term Loan, 7.07%, Maturing June 14, 2013	10,549,997
Picnal Acquisition, Inc.
GBP	1,836,844	Term Loan, 7.84%, Maturing June 30, 2011	3,504,264
GBP	2,172,616	Term Loan, 8.34%, Maturing June 30, 2012	4,161,443
Pregis Corp.
	2,673,000	Term Loan, 7.62%, Maturing October 12, 2011	2,694,718
Smurfit-Stone Container Corp.
	3,225,483	Term Loan, 4.73%, Maturing November 1, 2010	3,249,490
	4,600,210	Term Loan, 7.63%, Maturing November 1, 2011	4,634,450
	16,780,522	Term Loan, 7.66%, Maturing November 1, 2011	16,905,420
	10,542,434	Term Loan, 7.67%, Maturing November 1, 2011	10,620,901
			$272,668,591
Cosmetics / Toiletries — 0.4%
American Safety Razor Co.
	$3,491,250	Term Loan, 7.87%, Maturing July 31, 2013	$3,534,891
Prestige Brands, Inc.
	15,591,968	Term Loan, 7.66%, Maturing April 7, 2011	15,686,175
Revlon Consumer Products Corp.
	6,820,234	Term Loan, 11.44%, Maturing July 9, 2010	7,002,109
			$26,223,175
Drugs — 0.4%
Warner Chilcott Corp.
	$7,214,629	Term Loan, 7.87%, Maturing January 18, 2012	$7,258,212
	21,598,885	Term Loan, 7.93%, Maturing January 18, 2012	21,737,744
			$28,995,956

Principal Amount		Borrower/Tranche Description	Value
Ecological Services and Equipment — 1.7%
Alderwoods Group, Inc.
	$4,459,166	Term Loan, 7.32%, Maturing August 19, 2010	$4,465,667
Allied Waste Industries, Inc.
	9,113,375	Term Loan, 5.33%, Maturing January 15, 2012	9,129,041
	26,568,697	Term Loan, 7.15%, Maturing January 15, 2012	26,608,284
AVR Acquisitions B.V.
EUR	3,500,000	Term Loan, 5.88%, Maturing March 31, 2014	4,544,705
EUR	3,500,000	Term Loan, 5.63%, Maturing March 31, 2015	4,523,762
Casella Waste Systems, Inc.
	3,000,000	Term Loan, 7.46%, Maturing April 28, 2010	3,007,500
Duratek, Inc.
	4,564,792	Term Loan, 7.76%, Maturing June 7, 2013	4,606,163
Energysolutions, LLC
	479,560	Term Loan, 7.57%, Maturing June 7, 2013	483,906
	10,075,233	Term Loan, 7.76%, Maturing June 7, 2013	10,166,545
Environmental Systems, Inc.
	5,011,748	Term Loan, 8.88%, Maturing December 12, 2008	5,043,071
	1,000,000	Term Loan, 15.37%, Maturing December 12, 2010	1,025,000
IESI Corp.
	9,267,647	Term Loan, 7.13%, Maturing January 20, 2012	9,282,132
PHS Group PIC
GBP	1,500,000	Term Loan, 7.69%, Maturing December 14, 2010	2,875,179
GBP	1,500,000	Term Loan, 8.19%, Maturing December 14, 2010	2,891,629
Sensus Metering Systems, Inc.
	3,000,000	Revolving Loan, 0.00%, Maturing December 17, 2009(2)	2,895,000
	9,164,596	Term Loan, 7.45%, Maturing December 17, 2010	9,164,596
	1,217,330	Term Loan, 7.50%, Maturing December 17, 2010	1,217,330
Sulo GmbH
EUR	7,250,000	Term Loan, 6.12%, Maturing January 19, 2014	9,352,319
EUR	7,250,000	Term Loan, 6.62%, Maturing January 19, 2015	9,396,394
Synagro Technologies, Inc.
	8,210,000	Term Loan, 7.57%, Maturing June 21, 2012	8,212,199
			$128,890,422
Electronics / Electrical — 3.1%
Advanced Micro Devices, Inc.
	$21,875,000	Term Loan, 7.57%, Maturing December 31, 2013	$21,875,000
AMI Semiconductor, Inc.
	7,707,709	Term Loan, 6.82%, Maturing April 1, 2012	7,683,623
Aspect Software, Inc.
	16,100,000	Term Loan, 8.44%, Maturing July 11, 2011	16,162,387
Communications & Power, Inc.
	4,262,060	Term Loan, 7.57%, Maturing July 23, 2010	4,280,706

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount		Borrower/Tranche Description	Value
Electronics / Electrical (continued)
Enersys Capital, Inc.
	$10,304,705	Term Loan, 7.45%, Maturing March 17, 2011		$10,356,229
Fairchild Semiconductor Corp.
	16,533,563	Term Loan, 6.82%, Maturing June 26, 2013		16,512,896
FCI International S.A.S.
EUR	750,000	Term Loan, 5.99%, Maturing November 1, 2013		972,135
	735,755	Term Loan, 8.33%, Maturing November 1, 2013		745,872
	764,245	Term Loan, 8.33%, Maturing November 1, 2013		766,872
	764,245	Term Loan, 8.83%, Maturing November 1, 2013		770,693
	735,755	Term Loan, 8.83%, Maturing November 1, 2013		745,872
EUR	750,000	Term Loan, 6.49%, Maturing October 31, 2014		967,690
Ganymed 347 VV GmbH
EUR	494,190	Term Loan, 5.75%, Maturing April 30, 2013		636,249
EUR	1,005,810	Term Loan, 6.46%, Maturing April 30, 2013		1,294,936
EUR	494,190	Term Loan, 6.25%, Maturing April 30, 2014		639,263
EUR	1,005,810	Term Loan, 6.96%, Maturing April 30, 2014	EUR	1,301,071
Infor Enterprise Solutions Holdings
	21,258,571	Term Loan, 9.12%, Maturing July 28, 2012		21,449,006
	11,091,429	Term Loan, 9.12%, Maturing July 28, 2012		11,190,786
Invensys International Holding
EUR	1,001,757	Term Loan, 5.43%, Maturing December 15, 2010		1,287,383
	2,166,667	Term Loan, 7.45%, Maturing December 15, 2010		2,176,146
	2,333,333	Term Loan, 7.40%, Maturing January 15, 2011		2,343,542
Network Solutions, LLC
	6,848,250	Term Loan, 10.37%, Maturing January 9, 2012		6,933,853
Open Solutions, Inc.
	8,334,585	Term Loan, 7.90%, Maturing September 30, 2011		8,381,468
Rayovac Corp.
	29,461,073	Term Loan, 8.39%, Maturing February 7, 2012		29,582,070
Securityco, Inc.
	12,477,065	Term Loan, 8.63%, Maturing June 28, 2010		12,570,643
Sensata Technologies Finance Co.
	5,935,125	Term Loan, 7.13%, Maturing April 26, 2013		5,906,375
Spectrum Brands, Inc.
EUR	9,303,777	Term Loan, 6.52%, Maturing February 7, 2012		11,800,658
Symrise Holding GmbH
EUR	1,000,000	Term Loan, 5.88%, Maturing August 12, 2013		1,281,455
EUR	1,000,000	Term Loan, 6.38%, Maturing August 12, 2014		1,286,898
Telcordia Technologies, Inc.
	19,108,251	Term Loan, 8.15%, Maturing September 15, 2012		18,427,520
Vertafore, Inc.
	1,091,446	Term Loan, 7.89%, Maturing January 31, 2012		1,098,609
	8,469,621	Term Loan, 7.90%, Maturing January 31, 2012		8,525,208
				$229,953,114

	Principal Amount	Borrower/Tranche Description	Value
	Equipment Leasing — 1.3%
	AWAS Capital, Inc.
	$19,810,666	Term Loan, 7.19%, Maturing March 22, 2013	$19,340,162
	Maxim Crane Works, L.P.
	7,628,102	Term Loan, 7.33%, Maturing January 28, 2010	7,656,707
	The Hertz Corp.
	29,500,000	Revolving Loan, 0.00%, Maturing December 21, 2010(2)	29,456,989
	2,875,000	Term Loan, 5.39%, Maturing December 21, 2012	2,899,797
	22,842,280	Term Loan, 7.65%, Maturing December 21, 2012	23,039,294
	United Rentals, Inc.
	5,212,716	Term Loan, 6.00%, Maturing February 14, 2011	5,236,064
	11,436,141	Term Loan, 7.32%, Maturing February 14, 2011	11,487,363
			$99,116,376
	Farming / Agriculture — 0.4%
	BF Bolthouse HoldCo, LLC
	$6,401,625	Term Loan, 7.63%, Maturing December 17, 2012	$6,422,962
	Central Garden & Pet Co.
	16,969,737	Term Loan, 6.82%, Maturing February 28, 2014	16,987,420
	United Agri Products, Inc.
	2,992,500	Term Loan, 7.37%, Maturing June 8, 2012	2,999,981
			$26,410,363
	Financial Intermediaries — 2.4%
	AIMCO Properties, L.P.
	$34,718,750	Term Loan, 6.91%, Maturing March 23, 2011	$34,805,547
	Ameritrade Holding Corp.
	24,197,282	Term Loan, 6.82%, Maturing December 31, 2012	24,214,922
	Blitz F04-506 GmbH
EUR	1,500,000	Term Loan, 6.35%, Maturing June 30, 2014	1,944,782
	Citgo III, Ltd.
	1,725,000	Term Loan, 8.14%, Maturing August 3, 2013	1,738,477
	1,725,000	Term Loan, 8.64%, Maturing August 3, 2014	1,744,946
	Coinstar, Inc.
	8,423,476	Term Loan, 7.37%, Maturing July 7, 2011	8,481,387
	E.A. Viner International Co.
	1,496,250	Term Loan, 8.12%, Maturing July 31, 2013	1,511,212
	Fidelity National Information Solutions, Inc.
	44,962,700	Term Loan, 7.07%, Maturing March 8, 2013	45,118,810
	IPayment, Inc.
	7,114,250	Term Loan, 7.36%, Maturing May 10, 2013	7,114,250
	LPL Holdings, Inc.
	25,730,563	Term Loan, 8.30%, Maturing June 30, 2013	26,056,208

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount		Borrower/Tranche Description	Value
Financial Intermediaries (continued)
Oxford Acquisition III, Ltd.
EUR	1,000,000	Term Loan, 5.72%, Maturing September 20, 2013	$1,293,235
	$10,025,000	Term loan, 7.69%, Maturing September 20, 2013	10,111,155
The Macerich Partnership, L.P.
	11,280,000	Term Loan, 6.88%, Maturing April 26, 2010	11,258,850
			$175,393,781
Food Products — 2.4%
Acosta, Inc.
	$17,955,000	Term Loan, 8.08%, Maturing July 28, 2013	$18,138,285
American Seafoods Group, LLC
	3,991,434	Term Loan, 7.12%, Maturing September 28, 2012	3,990,189
BL Marketing, Ltd.
GBP	2,200,000	Term Loan, 7.75%, Maturing December 20, 2013	4,257,840
GBP	2,200,000	Term Loan, 8.25%, Maturing December 20, 2014	4,277,007
GBP	2,500,000	Term Loan, 9.63%, Maturing June 30, 2015	4,895,844
Black Lion Beverages III B.V.
EUR	1,500,000	Term Loan, 6.06%, Maturing December 31, 2013	1,937,444
EUR	1,500,000	Term Loan, 6.17%, Maturing December 31, 2014	1,945,469
EUR	3,000,000	Term Loan, 8.31%, Maturing January 30, 2015	3,910,019
Bumble Bee Seafood, LLC
	3,000,000	Term Loan, 7.15%, Maturing May 2, 2012	3,000,000
Charden International B.V.
EUR	1,000,000	Term Loan, 6.06%, Maturing March 14, 2014	1,278,876
EUR	1,000,000	Term Loan, 6.56%, Maturing March 14, 2015	1,284,327
EUR	1,500,000	Term Loan, 9.06%, Maturing March 14, 2016	1,924,496
Chiquita Brands, LLC
	9,635,761	Term Loan, 7.62%, Maturing June 28, 2012	9,637,264
Del Monte Corp.
	5,729,928	Term Loan, 6.95%, Maturing February 8, 2012	5,745,279
Dole Food Company, Inc.
	1,190,698	Term Loan, 5.24%, Maturing April 12, 2013	1,183,256
	8,885,581	Term Loan, 7.47%, Maturing April 12, 2013	8,830,047
	2,665,674	Term Loan, 7.55%, Maturing April 12, 2013	2,649,014
Foodvest Limited
EUR	632,918	Term Loan, 5.57%, Maturing March 16, 2014	815,146
GBP	437,500	Term Loan, 7.55%, Maturing March 16, 2014	839,289
EUR	632,918	Term Loan, 6.07%, Maturing March 16, 2015	819,185
GBP	437,500	Term Loan, 8.05%, Maturing March 16, 2015	843,461
GBP	500,000	Term Loan, 7.55%, Maturing September 16, 2015	972,697
Michael Foods, Inc.
	18,483,554	Term Loan, 7.54%, Maturing November 21, 2010	18,525,918
Nash-Finch Co.
	6,120,000	Term Loan, 7.63%, Maturing November 12, 2010	6,131,475

Principal Amount		Borrower/Tranche Description	Value
Food Products (continued)
Nutro Products, Inc.
	$3,631,750	Term Loan, 7.37%, Maturing April 26, 2013	$3,640,829
Picard Surgeles S.A.
EUR	6,500,000	Term Loan, 5.44%, Maturing June 4, 2014	8,364,719
Pinnacle Foods Holdings Corp.
	1,000,000	Revolving Loan, 0.00%, Maturing November 25, 2009(2)	972,500
	26,043,685	Term Loan, 7.37%, Maturing November 25, 2010	26,118,561
QCE Finance, LLC
	9,177,000	Term Loan, 7.63%, Maturing May 5, 2013	9,160,610
Reddy Ice Group, Inc.
	14,335,000	Term Loan, 7.12%, Maturing August 12, 2012	14,352,919
Ruby Acquisitions, Ltd.
GBP	2,539,204	Term Loan, 7.66%, Maturing January 1, 2015	4,897,379
United Biscuits, Ltd.
GBP	1,547,559	Term Loan, 9.37%, Maturing January 14, 2011	2,971,873
			$178,311,217
Food Service — 2.0%
AFC Enterprises, Inc.
	$3,540,071	Term Loan, 7.63%, Maturing May 11, 2011	$3,557,771
Buffets, Inc.
	227,273	Term Loan, 4.88%, Maturing June 28, 2009	228,125
	9,637,119	Term Loan, 10.75%, Maturing June 28, 2009	9,673,258
Burger King Corp.
	7,254,573	Term Loan, 6.88%, Maturing June 30, 2012	7,259,608
Carrols Corp.
	11,433,788	Term Loan, 7.88%, Maturing December 31, 2010	11,488,099
CBRL Group, Inc.
	3,882,759	Term Loan, 0.00%, Maturing April 27, 2013(2)	3,862,133
	10,757,560	Term Loan, 6.93%, Maturing April 27, 2013	10,741,424
CKE Restaurants, Inc.
	3,104,522	Term Loan, 7.38%, Maturing May 1, 2010	3,116,164
Denny's, Inc.
	5,496,518	Term Loan, 8.59%, Maturing September 21, 2009	5,519,422
Domino's, Inc.
	6,592,593	Revolving Loan, 0.00%, Maturing June 25, 2009(2)	6,460,741
	34,498,921	Term Loan, 6.88%, Maturing June 25, 2010	34,527,659
Elior Sca
EUR	701,754	Term Loan, 5.76%, Maturing June 30, 2014	905,387
EUR	701,754	Term Loan, 6.26%, Maturing June 30, 2015	909,493
Holding Bercy Investissement
EUR	1,096,491	Term Loan, 6.01%, Maturing June 30, 2011	1,416,126
Jack in the Box, Inc.
	12,615,115	Term Loan, 6.88%, Maturing January 8, 2011	12,666,370

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Food Service (continued)
	Landry's Restaurants, Inc.
	$7,914,038	Term Loan, 7.12%, Maturing December 28, 2010	$7,920,630
	Maine Beverage Co., LLC
	3,633,929	Term Loan, 7.12%, Maturing June 30, 2010	3,624,844
	NPC International, Inc.
	3,368,535	Term Loan, 7.10%, Maturing May 3, 2013	3,360,113
	Sagittarius Restaurants, LLC
	4,855,612	Term Loan, 7.62%, Maturing March 29, 2013	4,878,376
	Sonic Corp.
	5,292,000	Term Loan, 7.32%, Maturing September 22, 2013	5,311,845
	SSP Financing, Ltd.
EUR	1,025,146	Term Loan, 5.93%, Maturing June 15, 2014	1,319,152
	3,954,516	Term Loan, 7.83%, Maturing June 15, 2014	3,977,583
EUR	1,025,146	Term Loan, 6.43%, Maturing June 15, 2015	1,324,954
	3,954,516	Term Loan, 8.33%, Maturing June 15, 2015	3,994,061
	Weightwatchers.com, Inc.
	3,290,062	Term Loan, 7.61%, Maturing December 16, 2010	3,306,512
			$151,349,850
	Food / Drug Retailers — 1.8%
	Cumberland Farms, Inc.
	$6,000,000	Term Loan, 7.37%, Maturing September 30, 2013	$6,030,000
	General Nutrition Centers, Inc.
	9,000,000	Revolving Loan, 0.00%, Maturing December 5, 2009(2)	8,752,500
	4,866,579	Term Loan, 8.11%, Maturing December 5, 2011	4,910,685
	Giant Eagle, Inc.
	13,051,375	Term Loan, 6.90%, Maturing November 7, 2012	13,065,653
	Roundy's Supermarkets, Inc.
	24,241,813	Term Loan, 8.42%, Maturing November 3, 2011	24,463,019
	Supervalu, Inc.
	14,427,500	Term Loan, 7.19%, Maturing June 1, 2012	14,480,709
	The Jean Coutu Group (PJC), Inc.
	26,942,468	Term Loan, 7.94%, Maturing July 30, 2011	27,064,248
	The Pantry, Inc.
	5,756,500	Term Loan, 7.07%, Maturing January 2, 2012	5,776,291
	Winn-Dixie Stores, Inc.
	23,000,000	DIP Revolving Loan, 7.44%, Maturing February 22, 2007(2)	22,885,000
			$127,428,105
	Forest Products — 2.4%
	Appleton Papers, Inc.
	$12,644,414	Term Loan, 7.65%, Maturing June 11, 2010	$12,707,636

	Principal Amount	Borrower/Tranche Description	Value
	Forest Products (continued)
	Boise Cascade Holdings, LLC
	$18,677,451	Term Loan, 7.11%, Maturing October 28, 2011	$18,783,688
	Buckeye Technologies, Inc.
	9,685,044	Term Loan, 7.38%, Maturing April 15, 2010	9,693,112
	Georgia-Pacific Corp.
	65,639,037	Term Loan, 7.39%, Maturing December 20, 2012	66,053,810
	18,700,000	Term Loan, 8.39%, Maturing December 23, 2013	18,962,230
	NewPage Corp.
	11,785,714	Revolving Loan, 0.00%, Maturing May 2, 2010(2)	11,608,929
	13,705,851	Term Loan, 8.36%, Maturing May 2, 2011	13,877,175
	RLC Industries Co.
	15,951,708	Term Loan, 6.82%, Maturing February 24, 2010	15,931,768
	Xerium Technologies, Inc.
EUR	1,975,000	Term Loan, 5.63%, Maturing May 18, 2012	2,537,597
	10,014,466	Term Loan, 7.62%, Maturing May 18, 2012	10,001,948
			$180,157,893
	Healthcare — 5.7%
	Accellent, Inc.
	$3,225,625	Term Loan, 7.40%, Maturing November 22, 2012	$3,233,689
	Alliance Imaging, Inc.
	10,040,194	Term Loan, 7.94%, Maturing December 29, 2011	10,068,438
		American Medical Systems
	13,550,000	Term Loan, 7.81%, Maturing July 20, 2012	13,566,937
	AMN Healthcare, Inc.
	3,176,171	Term Loan, 7.12%, Maturing November 2, 2011	3,187,091
	AMR HoldCo, Inc.
	6,068,680	Term Loan, 7.28%, Maturing February 10, 2012	6,080,059
	Carl Zeiss Topco GMBH
	3,140,000	Term Loan, 8.12%, Maturing February 28, 2013	3,167,475
	6,280,000	Term Loan, 8.62%, Maturing February 28, 2014	6,366,350
	2,875,000	Term Loan, 10.87%, Maturing August 31, 2014	2,917,766
	Community Health Systems, Inc.
	47,978,227	Term Loan, 7.15%, Maturing August 19, 2011	48,059,598
	Concentra Operating Corp.
	17,431,491	Term Loan, 7.62%, Maturing September 30, 2011	17,532,263
	Conmed Corp.
	8,109,250	Term Loan, 7.32%, Maturing April 12, 2013	8,119,387
	CRC Health Corp.
	3,955,125	Term Loan, 7.62%, Maturing February 6, 2013	3,960,069
	Davita, Inc.
	47,516,567	Term Loan, 7.43%, Maturing October 5, 2012	47,807,179
	DJ Orthopedics, LLC
	2,515,607	Term Loan, 6.88%, Maturing April 7, 2013	2,512,463

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount		Borrower/Tranche Description	Value
Healthcare (continued)
Encore Medical IHC, Inc.
	$7,952,608	Term Loan, 8.30%, Maturing October 4, 2010	$7,972,489
FGX International, Inc.
	4,000,000	Term Loan, 9.39%, Maturing December 12, 2012	3,980,000
FHC Health Systems, Inc.
	2,000,000	Term Loan, 11.49%, Maturing June 27, 2008	2,075,000
	2,321,429	Term Loan, 11.40%, Maturing December 18, 2009	2,408,482
	1,625,000	Term Loan, 13.40%, Maturing December 18, 2009	1,685,937
	3,250,000	Term Loan, 14.40%, Maturing February 7, 2011	3,371,875
		Fresenius Medical Care Holdings
	26,564,006	Term Loan, 6.75%, Maturing March 31, 2013	26,433,019
Hanger Orthopedic Group, Inc.
	5,461,313	Term Loan, 7.87%, Maturing May 26, 2011	5,487,483
HealthSouth Corp.
	17,456,250	Term Loan, 8.62%, Maturing March 10, 2013	17,548,384
Iasis Healthcare, LLC
	12,864,299	Term Loan, 7.62%, Maturing June 16, 2011	12,944,701
Kinetic Concepts, Inc.
	7,771,163	Term Loan, 7.12%, Maturing August 11, 2010	7,793,024
Leiner Health Products, Inc.
	8,162,125	Term Loan, 8.88%, Maturing May 27, 2011	8,209,735
Lifecare Holdings, Inc.
	9,157,500	Term Loan, 7.57%, Maturing August 11, 2012	8,459,241
Lifepoint Hospitals, Inc.
	31,523,355	Term Loan, 6.95%, Maturing April 15, 2012	31,420,904
Magellan Health Services, Inc.
	3,679,054	Term Loan, 5.20%, Maturing August 15, 2008	3,688,252
	3,219,172	Term Loan, 7.17%, Maturing August 15, 2008	3,227,220
Matria Healthcare, Inc.
	3,330,892	Term Loan, 7.63%, Maturing January 19, 2012	3,341,301
Medcath Holdings Corp.
	1,517,702	Term Loan, 7.86%, Maturing June 30, 2011	1,519,125
Moon Acquisition Co. AB
EUR	3,054,298	Term Loan, 5.88%, Maturing November 4, 2013	3,950,659
EUR	2,242,000	Term Loan, 6.38%, Maturing November 4, 2014	2,913,503
Multiplan Merger Corp.
	4,640,588	Term Loan, 7.85%, Maturing April 12, 2013	4,652,190
National Mentor Holdings, Inc.
	484,400	Term Loan, 5.32%, Maturing June 29, 2013	486,822
	8,145,186	Term Loan, 7.87%, Maturing June 29, 2013	8,185,912
P&F Capital S.A.R.L.
EUR	836,893	Term Loan, 5.63%, Maturing February 21, 2014	1,084,025
EUR	500,938	Term Loan, 5.63%, Maturing February 21, 2014	648,863
EUR	401,974	Term Loan, 5.63%, Maturing February 21, 2014	520,676
EUR	260,194	Term Loan, 6.13%, Maturing February 21, 2014	337,028

Principal Amount		Borrower/Tranche Description	Value
Healthcare (continued)
EUR	378,378	Term Loan, 6.13%, Maturing February 21, 2015	$492,150
EUR	140,541	Term Loan, 6.13%, Maturing February 21, 2015	182,798
EUR	291,892	Term Loan, 6.13%, Maturing February 21, 2015	379,658
EUR	1,189,189	Term Loan, 6.13%, Maturing February 21, 2015	1,546,756
PER-SE Technologies, Inc.
	8,991,954	Term Loan, 7.57%, Maturing January 6, 2013	9,045,348
Renal Advantage, Inc.
	2,327,221	Term Loan, 7.89%, Maturing October 5, 2012	2,346,130
Select Medical Holding Corp.
	9,800,750	Term Loan, 7.15%, Maturing February 24, 2012	9,631,079
Sirona Dental Systems GmbH
EUR	1,500,000	Term Loan, 5.85%, Maturing June 30, 2013	1,937,773
Sunrise Medical Holdings, Inc.
	8,236,913	Term Loan, 8.89%, Maturing May 13, 2010	8,216,321
Talecris Biotherapeutics, Inc.
	7,520,475	Term Loan, 8.64%, Maturing March 31, 2010	7,558,077
	1,531,250	Term Loan, 8.89%, Maturing May 31, 2010	1,531,250
Vanguard Health Holding Co., LLC
	14,948,278	Term Loan, 7.87%, Maturing September 23, 2011	14,980,985
Ventiv Health, Inc.
	3,441,429	Term Loan, 6.87%, Maturing October 5, 2011	3,430,674
VWR International, Inc.
EUR	2,424,905	Term Loan, 6.28%, Maturing April 7, 2011	3,124,688
	10,198,914	Term Loan, 7.63%, Maturing April 7, 2011	10,227,604
			$425,555,905
Home Furnishings — 1.2%
Interline Brands, Inc.
	$6,039,212	Term Loan, 7.11%, Maturing June 23, 2013	$6,050,535
	7,850,976	Term Loan, 7.12%, Maturing June 23, 2013	7,865,696
Knoll, Inc.
	9,009,340	Term Loan, 7.12%, Maturing October 3, 2012	9,062,837
National Bedding Co., LLC
	6,594,037	Term Loan, 7.39%, Maturing August 31, 2011	6,622,886
	1,500,000	Term Loan, 10.37%, Maturing August 31, 2012	1,514,062
Oreck Corp.
	4,277,960	Term Loan, 8.12%, Maturing February 2, 2012	4,281,972
Sanitec, Ltd. Oy
EUR	4,478,261	Term Loan, 5.89%, Maturing April 7, 2013	5,688,678
EUR	4,478,261	Term Loan, 6.39%, Maturing April 7, 2014	5,714,828
Sealy Mattress Co.
	5,000,000	Revolving Loan, 0.00%, Maturing April 6, 2012(2)	4,925,000
	12,125,000	Term Loan, 7.37%, Maturing August 25, 2012	12,125,000

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount		Borrower/Tranche Description	Value
Home Furnishings (continued)
Simmons Co.
	$21,880,243	Term Loan, 7.17%, Maturing December 19, 2011	$22,047,758
			$85,899,252
Industrial Equipment — 1.6%
Aearo Technologies, Inc.
	$6,268,500	Term Loan, 7.87%, Maturing March 22, 2013	$6,328,571
Alliance Laundry Holdings, LLC
	3,777,766	Term Loan, 7.57%, Maturing January 27, 2012	3,804,921
Colfax Corp.
	2,013,432	Term Loan, 7.38%, Maturing November 30, 2011	2,024,757
EUR	4,962,500	Term Loan, 5.63%, Maturing December 19, 2011	6,357,639
Douglas Dynamics Holdings, Inc.
	4,145,273	Term Loan, 7.12%, Maturing December 16, 2010	4,134,910
Flowserve Corp.
	13,777,287	Term Loan, 6.88%, Maturing August 10, 2012	13,805,268
Gleason Corp.
	5,650,000	Term Loan, 7.91%, Maturing June 30, 2013	5,692,375
GSCP Athena (Finnish) Holdings
EUR	6,108,696	Term Loan, 5.57%, Maturing August 31, 2013	7,833,650
EUR	5,891,304	Term Loan, 6.07%, Maturing August 31, 2014	7,588,296
Heating Finance PLC (Baxi)
EUR	3,253,597	Term Loan, 0.00%, Maturing December 27, 2010(2)	4,137,156
GBP	2,944,670	Term Loan, 7.10%, Maturing December 27, 2010	5,605,691
John Maneely Co.
	2,838,461	Term Loan, 8.37%, Maturing March 24, 2013	2,867,734
MTD Products, Inc.
	10,772,259	Term Loan, 6.88%, Maturing June 1, 2010	10,691,467
Nacco Materials Handling Group, Inc.
	3,561,063	Term Loan, 7.36%, Maturing March 22, 2013	3,556,611
PP Acquisition Corp.
	20,538,819	Term Loan, 8.32%, Maturing November 12, 2011	20,701,425
Prysmian S.R.L.
EUR	2,000,000	Term Loan, 7.88%, Maturing August 22, 2014	2,564,754
EUR	1,400,000	Term Loan, 5.79%, Maturing August 22, 2014	1,795,328
EUR	300,000	Term Loan, 6.29%, Maturing August 22, 2015	386,415
TFS Acquisition Corp.
	5,500,000	Term Loan, 8.92%, Maturing August 11, 2013	5,541,250
			$115,418,218
Insurance — 0.8%
ARG Holding, Inc.
	$7,890,375	Term Loan, 8.38%, Maturing November 30, 2011	$7,924,895
	500,000	Term Loan, 12.62%, Maturing November 30, 2012	506,250

	Principal Amount	Borrower/Tranche Description	Value
	Insurance (continued)
	CCC Information Services Group
	$5,275,000	Term Loan, 7.87%, Maturing February 10, 2013	$5,304,672
	Conseco, Inc.
	21,450,000	Term Loan, 7.32%, Maturing September 25, 2013	21,530,437
	Hilb, Rogal & Hobbs Co.
	5,671,500	Term Loan, 6.87%, Maturing April 26, 2013	5,673,865
	U.S.I. Holdings Corp.
	1,737,500	Term Loan, 0.00%, Maturing March 24, 2011(2)	1,746,187
	16,924,312	Term Loan, 7.69%, Maturing March 24, 2011	17,008,933
			$59,695,239
	Leisure Goods / Activities / Movies — 5.1%
	24 Hour Fitness Worldwide, Inc.
	$11,472,350	Term Loan, 7.99%, Maturing June 2, 2012	$11,558,393
	Alliance Atlantis Communications, Inc.
	6,502,970	Term Loan, 6.87%, Maturing December 31, 2011	6,509,746
	Alpha D2, Ltd.
	40,355,828	Term Loan, 7.33%, Maturing December 31, 2007	40,406,273
	AMC Entertainment, Inc.
	15,368,912	Term Loan, 7.45%, Maturing January 26, 2013	15,510,199
	AMF Bowling Worldwide, Inc.
	3,513,711	Term Loan, 8.43%, Maturing August 27, 2009	3,542,260
	Bombardier Recreational Product
	15,800,000	Term Loan, 8.13%, Maturing June 28, 2013	15,800,000
	Butterfly Wendel US, Inc.
	1,237,500	Term Loan, 8.15%, Maturing June 22, 2013	1,254,709
	1,237,500	Term Loan, 7.90%, Maturing June 22, 2014	1,248,521
	Carmike Cinemas, Inc.
	6,726,411	Term Loan, 8.64%, Maturing May 19, 2012	6,804,888
	9,383,031	Term Loan, 8.65%, Maturing May 19, 2012	9,484,678
	Cedar Fair, L.P.
	4,987,500	Term Loan, 7.82%, Maturing August 31, 2011	5,015,555
	19,201,875	Term Loan, 7.87%, Maturing August 30, 2012	19,434,390
	Cinemark, Inc.
	29,450,000	Term Loan, 7.32%, Maturing October 5, 2013	29,668,578
	Corleone Capital, Ltd.
GBP	697,341	Term Loan, 6.82%, Maturing November 30, 2011	1,322,798
GBP	772,711	Term Loan, 7.57%, Maturing November 30, 2012	1,474,059
	Dave & Buster's, Inc.
	1,490,006	Term Loan, 7.88%, Maturing March 8, 2013	1,501,181
	1,496,250	Term Loan, 7.94%, Maturing March 8, 2013	1,507,472
	Deluxe Entertainment Services
	3,900,000	Term Loan, 5.27%, Maturing January 28, 2011	3,841,500
	3,227,249	Term Loan, 9.12%, Maturing January 28, 2011	3,260,868

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Leisure Goods / Activities / Movies (continued)
	Easton-Bell Sports, Inc.
	$7,064,500	Term Loan, 7.12%, Maturing March 16, 2012	$7,082,161
	Fender Musical Instruments Co.
	1,966,804	Term Loan, 8.13%, Maturing March 30, 2012	1,979,096
	500,000	Term Loan, 11.38%, Maturing October 1, 2012	505,000
	Lions Gate Entertainment, Inc.
	1,022,500	Revolving Loan, 0.00%, Maturing December 31, 2008(2)	1,007,162
	Metro-Goldwyn-Mayer Holdings, Inc.
	3,882,784	Term Loan, 8.62%, Maturing April 8, 2011	3,838,023
	64,500,900	Term Loan, 8.62%, Maturing April 8, 2012	63,781,005
	Regal Cinemas Corp.
	32,500,000	Term Loan, 7.12%, Maturing November 10, 2010	32,491,290
	Six Flags Theme Parks, Inc.
	3,275,000	Revolving Loan, 8.57%, Maturing June 30, 2008(2)	3,258,625
	25,517,824	Term Loan, 8.66%, Maturing June 30, 2009	25,830,826
	Southwest Sports Group, LLC
	9,500,000	Term Loan, 7.88%, Maturing December 22, 2010	9,502,973
	Universal City Development Partners, Ltd.
	18,996,088	Term Loan, 7.39%, Maturing June 9, 2011	19,079,196
	WMG Acquisition Corp.
	4,390,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)	4,270,372
	29,923,260	Term Loan, 7.37%, Maturing February 28, 2011	30,071,022
			$381,842,819
	Lodging and Casinos — 3.7%
	Ameristar Casinos, Inc.
	$8,138,500	Term Loan, 6.90%, Maturing November 10, 2012	$8,148,673
	Aztar Corp.
	1,955,000	Term Loan, 6.82%, Maturing July 27, 2009	1,955,000
	Bally Technologies, Inc.
	15,460,019	Term Loan, 9.33%, Maturing September 4, 2009	15,514,778
	Boyd Gaming Corp.
	25,899,261	Term Loan, 6.87%, Maturing June 30, 2011	25,938,110
	CCM Merger, Inc.
	11,072,406	Term Loan, 7.38%, Maturing April 25, 2012	11,077,942
	Choctaw Resort Development Enterprise
	3,845,183	Term Loan, 7.12%, Maturing January 4, 2011	3,849,989
	Columbia Entertainment Co.
	3,129,107	Term Loan, 7.82%, Maturing October 24, 2011	3,144,753
	Fairmont Hotels and Resorts, Inc.
	6,358,471	Term Loan, 8.57%, Maturing May 12, 2011	6,414,107
	Gala Electric Casinos, Ltd.
GBP	5,000,000	Term Loan, 7.30%, Maturing December 12, 2012(2)	9,554,130
GBP	13,498,333	Term Loan, 7.55%, Maturing December 12, 2014	25,991,922
GBP	12,498,333	Term Loan, 8.05%, Maturing December 12, 2014	24,168,715

	Principal Amount	Borrower/Tranche Description	Value
	Lodging and Casinos (continued)
	Globalcash Access, LLC
	$2,989,729	Term Loan, 9.00%, Maturing March 10, 2010	$2,989,729
	Green Valley Ranch Gaming, LLC
	2,967,263	Term Loan, 7.37%, Maturing December 24, 2010	2,972,827
	Herbst Gaming, Inc.
	3,181,550	Term Loan, 7.37%, Maturing January 31, 2011	3,186,523
	Isle of Capri Casinos, Inc.
	4,937,500	Term Loan, 7.12%, Maturing February 4, 2012	4,956,016
	15,599,044	Term Loan, 7.18%, Maturing February 4, 2012	15,657,540
	Penn National Gaming, Inc.
	47,593,920	Term Loan, 7.13%, Maturing October 3, 2012	47,903,281
	Pinnacle Entertainment, Inc.
	7,500,000	Term Loan, 7.32%, Maturing December 14, 2011	7,529,063
	Trump Entertainment Resorts Holdings, L.P.
	5,406,563	Term Loan, 0.00%, Maturing May 20, 2012(2)	5,453,026
	5,406,563	Term Loan, 8.03%, Maturing May 20, 2012	5,453,026
	Venetian Casino Resort, LLC
	32,347,836	Term Loan, 7.12%, Maturing June 15, 2011	32,464,093
	VML US Finance, LLC
	3,333,333	Term Loan, 0.00%, Maturing May 25, 2012(2)	3,331,943
	6,666,667	Term Loan, 8.12%, Maturing May 25, 2013	6,718,227
			$274,373,413
	Nonferrous Metals / Minerals — 1.6%
	Almatis Holdings 5 BV
EUR	1,007,336	Term Loan, 5.74%, Maturing December 21, 2013	$1,303,874
	1,000,000	Term Loan, 8.12%, Maturing December 21, 2013	1,013,672
EUR	1,007,336	Term Loan, 6.24%, Maturing December 21, 2014	1,309,017
	1,000,000	Term Loan, 8.62%, Maturing December 21, 2014	1,018,203
	Alpha Natural Resources, LLC
	9,235,237	Term Loan, 7.12%, Maturing October 26, 2012	9,259,766
	Carmeuse Lime, Inc.
	6,958,479	Term Loan, 7.19%, Maturing May 2, 2011	6,958,479
	CII Carbon, LLC
	3,604,375	Term Loan, 7.44%, Maturing August 23, 2012	3,613,386
	Compass Minerals Group, Inc.
	7,402,870	Term Loan, 6.88%, Maturing December 22, 2012	7,414,441
		Magnum Coal Co.
	1,375,000	Term Loan, 8.57%, Maturing March 21, 2013	1,380,156
	13,681,250	Term Loan, 8.62%, Maturing March 21, 2013	13,732,555
	Murray Energy Corp.
	10,795,600	Term Loan, 8.40%, Maturing January 28, 2010	10,903,556
	Novelis, Inc.
	20,364,070	Term Loan, 7.72%, Maturing January 9, 2012	20,454,527

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Nonferrous Metals / Minerals (continued)
Severstal North America, Inc.
$15,200,000	Revolving Loan, 0.00%, Maturing April 7, 2007(2)	$15,124,000
Stillwater Mining Co.
4,360,000	Revolving Loan, 5.32%, Maturing June 30, 2007(2)	4,430,850
5,692,413	Term Loan, 7.63%, Maturing June 30, 2007	5,720,875
Tube City IMS Corp.
15,401,863	Term Loan, 8.12%, Maturing December 31, 2010	15,459,620
3,000,000	Term Loan, 11.37%, Maturing October 26, 2011	3,007,500
		$122,104,477
Oil and Gas — 2.4%
Cavallo Energy L.P.
$20,781,250	Revolving Loan, 6.81%, Maturing October 5, 2010(2)	$20,755,273
2,127,604	Term Loan, 8.32%, Maturing December 5, 2010	2,126,274
Citgo Petroleum Corp.
8,052,264	Term Loan, 6.68%, Maturing November 15, 2012	8,064,004
Coffeyville Resources, LLC
1,600,000	Term Loan, 5.27%, Maturing July 8, 2011	1,611,798
2,370,150	Term Loan, 7.63%, Maturing July 8, 2012	2,387,627
Concho Resources, Inc.
17,181,938	Term Loan, 9.37%, Maturing July 6, 2011(4)	17,128,673
El Paso Corp.
10,960,000	Term Loan, 5.33%, Maturing July 31, 2011	11,047,088
Epco Holdings, Inc.
4,333,334	Revolving Loan, 7.07%, Maturing August 18, 2008(2)	4,279,167
7,506,760	Term Loan, 7.13%, Maturing August 18, 2008	7,527,877
10,063,450	Term Loan, 7.37%, Maturing August 18, 2010	10,132,636
Key Energy Services, Inc.
9,851,303	Term Loan, 9.19%, Maturing June 30, 2012	9,911,337
LB Pacific, L.P.
7,968,650	Term Loan, 8.07%, Maturing March 3, 2012	7,988,572
Niska Gas Storage
1,321,515	Term Loan, 0.00%, Maturing May 12, 2013(2)	1,323,167
1,887,879	Term Loan, 7.14%, Maturing May 13, 2011	1,890,239
1,972,361	Term Loan, 7.16%, Maturing May 12, 2013	1,972,054
10,333,777	Term Loan, 7.17%, Maturing May 12, 2013	10,332,164
Petroleum Geo-Services ASA
4,049,951	Term Loan, 7.61%, Maturing December 16, 2012	4,081,844
Primary Natural Resources, Inc.
13,382,750	Term Loan, 9.35%, Maturing July 28, 2010(4)	13,341,263
Targa Resources, Inc.
11,750,000	Term Loan, 7.62%, Maturing October 31, 2007	11,766,521
3,434,480	Term Loan, 7.62%, Maturing October 31, 2012	3,455,946
19,333,381	Term Loan, 7.63%, Maturing October 31, 2012	19,454,214

	Principal Amount	Borrower/Tranche Description	Value
	Oil and Gas (continued)
	W&T Offshore, Inc.
	$10,850,000	Term Loan, 7.65%, Maturing May 26, 2010	$10,924,594
			$181,502,332
	Publishing — 4.9%
	American Media Operations, Inc.
	$23,000,000	Term Loan, 8.37%, Maturing January 31, 2013	$23,170,108
	Black Press US Partnership
	4,550,000	Term Loan, 7.50%, Maturing August 2, 2013	4,584,125
	CBD Media, LLC
	7,452,219	Term Loan, 7.70%, Maturing December 31, 2009	7,514,318
	Dex Media East, LLC
	8,980,144	Term Loan, 6.92%, Maturing May 8, 2009	8,963,306
	Dex Media West, LLC
	15,207,322	Term Loan, 6.88%, Maturing March 9, 2010	15,168,437
	2,450,015	Term Loan, 6.91%, Maturing September 9, 2010	2,445,115
	Gatehouse Media Operating, Inc.
	13,680,789	Term Loan, 7.57%, Maturing June 6, 2013	13,714,991
	Hanley-Wood, LLC
	984,132	Term Loan, 7.61%, Maturing August 1, 2012	984,748
	8,239,414	Term Loan, 7.69%, Maturing August 1, 2012	8,244,564
	Medianews Group, Inc.
	12,163,805	Term Loan, 6.57%, Maturing December 30, 2010	12,039,637
	7,655,813	Term Loan, 7.07%, Maturing August 2, 2013	7,670,167
	Merrill Communications, LLC
	16,534,006	Term Loan, 7.59%, Maturing May 15, 2011	16,596,008
	Nebraska Book Co., Inc.
	11,142,790	Term Loan, 7.88%, Maturing March 4, 2011	11,191,539
	Newspaper Holdings, Inc.
	2,500,000	Term Loan, 6.69%, Maturing August 24, 2011	2,493,750
	16,050,000	Term Loan, 6.94%, Maturing August 24, 2012	15,989,813
	Philadelphia Newspapers, LLC
	6,334,125	Term Loan, 8.12%, Maturing June 29, 2013	6,310,372
	R.H. Donnelley Corp.
	999,946	Term Loan, 6.62%, Maturing December 31, 2009	992,715
	39,958,852	Term Loan, 6.89%, Maturing June 30, 2011	39,845,090
	10,420,455	Term Loan, 6.89%, Maturing June 30, 2011	10,402,104
	Retos Cartera, SA
EUR	1,000,000	Term Loan, 5.07%, Maturing March 15, 2013	1,288,316
EUR	1,000,000	Term Loan, 6.28%, Maturing March 15, 2014	1,292,304
	Seat Pagine Gialle Spa
EUR	16,090,393	Term Loan, 5.88%, Maturing May 25, 2012	20,726,776
	SGS International, Inc.
	4,000,000	Term Loan, 0.00%, Maturing December 30, 2011(2)	4,022,500
	1,215,813	Term Loan, 8.06%, Maturing December 30, 2011	1,222,651

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount		Borrower/Tranche Description	Value
Publishing (continued)
Siegwerk Druckfarben AG
EUR	2,598,750	Term Loan, 6.24%, Maturing September 8, 2013	$3,349,049
EUR	2,624,814	Term Loan, 6.92%, Maturing September 8, 2014	3,397,295
Source Media, Inc.
	13,128,877	Term Loan, 7.61%, Maturing November 8, 2011	13,202,727
SP Newsprint Co.
	8,463,065	Term Loan, 5.32%, Maturing January 9, 2010	8,505,380
	989,114	Term Loan, 8.48%, Maturing January 9, 2010	994,060
Springer Science+Business Media
	2,790,582	Term Loan, 7.62%, Maturing May 5, 2010	2,797,558
EUR	1,399,585	Term Loan, 5.63%, Maturing May 5, 2011	1,804,473
	3,097,232	Term Loan, 7.99%, Maturing May 5, 2011	3,124,011
EUR	1,210,414	Term Loan, 6.00%, Maturing May 5, 2012	1,567,788
	6,452,567	Term Loan, 8.37%, Maturing May 5, 2012	6,542,662
Sun Media Corp.
	9,047,123	Term Loan, 7.13%, Maturing February 7, 2009	9,067,859
Thomas Nelson, Inc.
	1,995,000	Term Loan, 7.60%, Maturing June 12, 2012	2,002,481
World Directories ACQI Corp.
EUR	1,500,000	Term Loan, 6.01%, Maturing November 29, 2012	1,927,517
EUR	7,006,198	Term Loan, 6.51%, Maturing November 29, 2013	9,041,361
Xsys US, Inc.
EUR	2,750,000	Term Loan, 6.06%, Maturing September 27, 2013	3,532,998
	7,701,575	Term Loan, 7.87%, Maturing September 27, 2013	7,752,120
EUR	2,750,000	Term Loan, 6.56%, Maturing September 27, 2014	3,550,548
	7,866,565	Term Loan, 8.37%, Maturing September 27, 2014	7,957,526
YBR Acquisition BV
EUR	1,250,000	Term Loan, 5.74%, Maturing June 30, 2013	1,618,771
EUR	6,000,000	Term Loan, 5.78%, Maturing June 30, 2013	7,770,100
EUR	7,250,000	Term Loan, 6.24%, Maturing June 30, 2014	9,425,422
Yell Group, PLC
	21,025,000	Term Loan, 7.32%, Maturing October 27, 2012	21,150,498
			$366,955,658
Radio and Television — 4.4%
Adams Outdoor Advertising, L.P.
	$16,972,119	Term Loan, 7.13%, Maturing November 18, 2012	$17,019,861
ALM Media Holdings, Inc.
	7,869,028	Term Loan, 7.87%, Maturing March 4, 2010	7,876,409
Block Communications, Inc.
	7,051,737	Term Loan, 7.37%, Maturing December 22, 2011	7,073,774
Cequel Communications, LLC
	37,850,000	Term Loan, 7.62%, Maturing November 5, 2013	37,826,344

	Principal Amount	Borrower/Tranche Description	Value
	Radio and Television (continued)
	CMP Susquehanna Corp.
	$2,000,000	Term Loan, 0.00%, Maturing May 5, 2011(2)	$1,900,000
	13,620,087	Term Loan, 7.40%, Maturing May 5, 2013	13,658,400
	Cumulus Media, Inc.
	11,371,500	Term Loan, 7.45%, Maturing June 7, 2013	11,439,024
	DirecTV Holdings, LLC
	15,558,231	Term Loan, 6.82%, Maturing April 13, 2013	15,581,210
	Emmis Operating Co.
	7,800,000	Term Loan, 9.00%, Maturing November 10, 2011	7,818,104
	Entravision Communications Corp.
	8,963,500	Term Loan, 6.87%, Maturing September 29, 2013	8,970,034
	Gray Television, Inc.
	8,064,062	Term Loan, 6.88%, Maturing November 22, 2012	8,060,465
	HEI Acquisition, LLC
	5,425,000	Term Loan, 8.38%, Maturing December 31, 2011	5,425,000
	HIT Entertainment, Inc.
	841,500	Term Loan, 7.62%, Maturing March 20, 2012	844,656
	Intelsat Subsuduary Holding Co.
	7,825,000	Term Loan, 7.62%, Maturing July 3, 2013	7,884,908
	NEP Supershooters, L.P.
	2,888,645	Term Loan, 8.87%, Maturing February 3, 2011	2,919,336
	4,897,947	Term Loan, 9.42%, Maturing February 3, 2011	4,957,643
	Nexstar Broadcasting, Inc.
	24,647,800	Term Loan, 7.12%, Maturing October 1, 2012	24,593,896
	NextMedia Operating, Inc.
	2,871,000	Term Loan, 7.32%, Maturing November 14, 2012	2,867,770
	P7S1 Holding II S.A.R.L.
EUR	24,000,000	Term Loan, 7.26%, Maturing July 18, 2011	0,766,417
	PanAmSat Corp.
	19,675,000	Term Loan, 7.87%, Maturing January 3, 2014	19,862,188
	Patriot Media and Communications CNJ, Inc.
	488,095	Term Loan, 7.65%, Maturing March 31, 2013	491,527
	Paxson Communications Corp.
	17,925,000	Term Loan, 8.62%, Maturing January 15, 2012	18,249,891
	Raycom TV Broadcasting, LLC
	20,241,115	Term Loan, 6.88%, Maturing August 28, 2013	20,127,259
	SFX Entertainment
	9,974,625	Term Loan, 7.62%, Maturing June 21, 2013	9,980,859
	Spanish Broadcasting System
	12,287,875	Term Loan, 7.12%, Maturing June 10, 2012	12,300,679
	TDF SA
EUR	4,151,899	Term Loan, 5.54%, Maturing March 11, 2013	5,324,267
EUR	4,151,899	Term Loan, 6.42%, Maturing March 11, 2014	5,339,322
EUR	4,661,720	Term Loan, 7.17%, Maturing March 11, 2015	5,999,925

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Radio and Television (continued)
Young Broadcasting, Inc.
$9,472,688	Term Loan, 8.00%, Maturing November 3, 2012	$9,465,289
		$324,624,457
Rail Industries — 0.5%
Kansas City Southern Railway Co.
$15,162,000	Term Loan, 7.11%, Maturing April 26, 2013	$15,193,582
Railamerica, Inc.
19,967,084	Term Loan, 7.44%, Maturing September 29, 2011	20,073,169
		$35,266,751
Retailers (Except Food and Drug) — 2.5%
Advantage Sales & Marketing, Inc.
$5,273,500	Term Loan, 7.43%, Maturing March 29, 2013	$5,259,219
American Achievement Corp.
6,235,482	Term Loan, 7.68%, Maturing March 25, 2011	6,282,249
Amscan Holdings, Inc.
10,248,500	Term Loan, 8.32%, Maturing December 23, 2012	10,331,769
Coinmach Laundry Corp.
24,999,115	Term Loan, 7.91%, Maturing December 19, 2012	25,227,232
FTD, Inc.
5,037,375	Term Loan, 7.35%, Maturing July 28, 2013	5,059,414
Harbor Freight Tools USA, Inc.
14,416,229	Term Loan, 7.22%, Maturing July 15, 2010	14,421,636
Home Interiors & Gifts, Inc.
3,608,011	Term Loan, 10.39%, Maturing March 31, 2011	2,651,888
Josten's Corp.
4,000,000	Revolving Loan, 7.10%, Maturing October 4, 2009(2)	3,960,000
24,875,233	Term Loan, 7.37%, Maturing October 4, 2011	25,025,529
Mapco Express, Inc.
3,606,958	Term Loan, 8.07%, Maturing April 28, 2011	3,640,773
	Mauser Werke GMBH & Co. KG
8,325,000	Term Loan, 8.10%, Maturing December 3, 2011	8,377,031
Movie Gallery, Inc.
3,089,658	Term Loan, 10.62%, Maturing April 27, 2011	2,898,272
Neiman Marcus Group, Inc.
4,408,228	Term Loan, 7.64%, Maturing April 6, 2013	4,448,180
Oriental Trading Co., Inc.
2,000,000	Term Loan, 11.47%, Maturing January 31, 2014	2,008,334
12,967,500	Term Loan, 8.18%, Maturing July 31, 2013	12,997,222
Pep Boys - Manny, Moe, & Jack, (The)
4,179,000	Term Loan, 8.07%, Maturing January 27, 2011	4,231,238
Petro Stopping Center, L.P.
531,250	Term Loan, 7.88%, Maturing February 9, 2007	533,906

	Principal Amount	Borrower/Tranche Description	Value
	Retailers (Except Food and Drug) (continued)
	Rent-A-Center, Inc.
	$6,583,500	Term Loan, 6.85%, Maturing June 30, 2012	$6,583,500
	Savers, Inc.
	6,200,000	Term Loan, 8.16%, Maturing August 11, 2012	6,242,625
	Shopko Stores, Inc.
	11,802,000	Revolving Loan, 7.00%, Maturing December 28, 2010(2)	11,765,119
	Stewert Enterprises, Inc.
	3,115,849	Term Loan, 7.23%, Maturing November 19, 2011	3,117,796
	Travelcenters of America, Inc.
	23,045,900	Term Loan, 7.11%, Maturing December 1, 2011	23,078,302
			$188,141,234
	Steel — 0.0%
	Gibraltar Industries, Inc.
	$3,367,590	Term Loan, 7.13%, Maturing December 8, 2010	$3,365,485
			$3,365,485
	Surface Transport — 0.5%
	Horizon Lines, LLC
	$5,767,250	Term Loan, 7.62%, Maturing July 7, 2011	$5,794,287
	Laidlaw International, Inc.
	2,587,266	Term Loan, 7.12%, Maturing July 31, 2013	2,610,442
	7,761,797	Term Loan, 7.12%, Maturing July 31, 2013	7,831,327
	Ozburn-Hessey Holding Co., LLC
	3,988,210	Term Loan, 8.78%, Maturing August 9, 2012	3,993,195
	Sirva Worldwide, Inc.
	6,983,153	Term Loan, 11.61%, Maturing December 1, 2010	6,457,238
	Vanguard Car Rental USA
	11,781,000	Term Loan, 8.35%, Maturing June 14, 2013	11,881,139
			$38,567,628
	Telecommunications — 3.3%
	Alaska Communications Systems Holdings, Inc.
	$19,775,000	Term Loan, 7.12%, Maturing February 1, 2012	$19,789,832
	American Cellular Corp.
	3,500,000	Term Loan, 7.63%, Maturing August 7, 2013(2)	3,517,501
	Asurion Corp.
	10,392,988	Term Loan, 8.32%, Maturing July 13, 2012	10,451,448
	BCM Luxembourg, Ltd.
EUR	7,000,000	Term Loan, 5.93%, Maturing September 30, 2014	8,932,717
EUR	7,000,000	Term Loan, 6.31%, Maturing September 30, 2015	8,996,384
	Cellular South, Inc.
	6,905,180	Term Loan, 7.14%, Maturing May 4, 2011	6,911,657

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Telecommunications (continued)
	Centennial Cellular Operating Co., LLC
	$4,500,000	Revolving Loan, 0.00%, Maturing February 9, 2010(2)	$4,387,500
	16,147,788	Term Loan, 7.62%, Maturing February 9, 2011	16,289,081
	Cincinnati Bell, Inc.
	4,380,750	Term Loan, 6.93%, Maturing August 31, 2012	4,380,067
	Consolidated Communications, Inc.
	21,847,842	Term Loan, 7.38%, Maturing July 27, 2015	21,916,117
		Crown Castle Operating Co.
	8,977,500	Term Loan, 7.65%, Maturing June 1, 2014	9,022,388
	Epicor Software Corp.
	2,487,500	Term Loan, 7.83%, Maturing March 30, 2012	2,498,383
	Fairpoint Communications, Inc.
	21,785,000	Term Loan, 7.13%, Maturing February 8, 2012	21,776,482
	Hawaiian Telcom Communications, Inc.
	1,450,000	Term Loan, 7.62%, Maturing October 31, 2011	1,448,188
	5,152,000	Term Loan, 7.62%, Maturing October 31, 2012	5,168,100
	Iowa Telecommunications Services
	9,998,000	Term Loan, 7.12%, Maturing November 23, 2011	10,020,915
	Madison River Capital, LLC
	3,625,143	Term Loan, 7.62%, Maturing July 29, 2012	3,647,234
	NTelos, Inc.
	13,157,325	Term Loan, 7.57%, Maturing August 24, 2011	13,216,533
	Stratos Global Corp.
	7,575,000	Term Loan, 8.11%, Maturing February 13, 2012	7,581,310
	Syniverse Holdings, Inc.
	3,374,461	Term Loan, 7.37%, Maturing February 15, 2012	3,382,897
	TDC AS (Nordic Telephone Company)
EUR	3,000,000	Term Loan, 5.54%, Maturing January 30, 2014	3,866,544
EUR	3,000,000	Term Loan, 6.04%, Maturing January 30, 2015	3,882,818
	Triton PCS, Inc.
	14,949,636	Term Loan, 8.57%, Maturing November 18, 2009	15,092,899
	Westcom Corp.
	4,058,202	Term Loan, 8.29%, Maturing December 17, 2010	4,065,811
	Windstream Corp.
	34,300,000	Term Loan, 7.12%, Maturing July 17, 2013	34,520,515
	Winstar Communications, Inc.
	127,026	DIP Loan, 10.25%, Maturing December 31, 2006(3)	176,883
			$244,940,204
	Utilities — 2.5%
	Astoria Generating Co.
	$681,049	Term Loan, 7.32%, Maturing February 23, 2011	$686,423
	3,455,930	Term Loan, 7.39%, Maturing February 23, 2013	3,483,201

Principal Amount	Borrower/Tranche Description	Value
Utilities (continued)
BRSP, LLC
$15,175,000	Term Loan, 8.58%, Maturing July 13, 2009	$15,250,875
Calpine Corp.
7,350,000	DIP Revolving Loan, 0.00%, Maturing February 27, 2008(2)	7,304,063
2,880,969	DIP Loan, 7.62%, Maturing February 27, 2008	2,900,055
7,275,000	DIP Loan, 9.37%, Maturing February 27, 2008	7,417,466
Cellnet Technology, Inc.
3,822,633	Term Loan, 8.37%, Maturing April 26, 2012	3,856,081
Cogentrix Delaware Holdings, Inc.
8,057,380	Term Loan, 6.87%, Maturing April 14, 2012	8,076,686
Covanta Energy Corp.
6,790,244	Term Loan, 5.37%, Maturing June 24, 2012	6,855,315
997,500	Term Loan, 7.62%, Maturing June 24, 2012	997,500
4,853,735	Term Loan, 7.62%, Maturing May 27, 2013	4,900,248
KGen, LLC
5,646,000	Term Loan, 7.99%, Maturing August 5, 2011	5,667,173
La Paloma Generating Co., LLC
616,677	Term Loan, 7.07%, Maturing August 16, 2012	615,135
3,820,773	Term Loan, 7.12%, Maturing August 16, 2012	3,811,221
LSP General Finance Co., LLC
9,743,449	Term Loan, 7.12%, Maturing May 6, 2013	9,745,475
Mirant North America, LLC.
7,741,500	Term Loan, 7.07%, Maturing January 3, 2013	7,744,264
NRG Energy, Inc.
69,740,750	Term Loan, 7.37%, Maturing February 1, 2013	70,183,903
Pike Electric, Inc.
3,969,263	Term Loan, 6.88%, Maturing July 2, 2012	3,970,088
3,018,039	Term Loan, 6.88%, Maturing December 10, 2012	3,018,667
Reliant Energy, Inc.
10,000,000	Revolving Loan, 0.00%, Maturing April 30, 2008(2)	9,905,000
Vulcan Energy Corp.
10,926,847	Term Loan, 6.90%, Maturing July 23, 2010	10,947,335
		$187,336,174
Total Senior Floating Rate Interests (identified cost $7,301,619,958)		$7,335,035,567

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

	Corporate Bonds & Notes — 1.0%
	Principal Amount (000's omitted)	Security	Value
	Cable and Satellite Television — 0.2%
	Iesy Hessen & ISH NRW, Variable Rate
EUR	13,500	6.429%, 4/15/13	$17,036,879
			$17,036,879
	Electronics / Electrical — 0.1%
	NXP BV / NXP Funding LLC, Variable Rate
	$6,300	8.118%, 10/15/13(5)	$6,386,625
			$6,386,625
	Financial Intermediaries — 0.4%
	Alzette, Variable Rate
	$1,180	8.636%, 12/15/20(5)	$1,213,925
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
	1,140	7.35%, 2/24/19(5)	1,146,892
	Babson Ltd., 2005-1A, Class C1, Variable Rate
	1,500	7.324%, 4/15/19(5)	1,524,010
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
	1,500	7.424%, 1/15/19(5)	1,527,758
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
	1,500	7.854%, 8/11/16(5)	1,525,145
	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate
	1,000	10.89%, 3/8/17	1,055,867
	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, Variable Rate
	2,000	7.324%, 1/15/18(5)	2,019,226
	Sonata Securities S.A., Series 2006-5
	7,000	8.999%, 6/27/07	7,049,700
	Sonata Securities S.A., Series 2006-6
	10,000	8.999%, 6/27/07	10,069,100
			$27,131,623
	Radio and Television — 0.0%
	Paxson Communications Corp., Variable Rate
	$3,000	8.624%, 1/15/12(5)	$3,048,750
			$3,048,750
	Real Estate — 0.1%
	Assemblies of God, Variable Rate
	$9,916	7.555%, 6/15/29(5)	$9,916,478
			$9,916,478

Principal Amount (000's omitted)	Security	Value
Telecommunications — 0.2%
Qwest Corp., Sr. Notes, Variable Rate
$5,850	8.64%, 6/15/13(5)	$6,332,625
Rogers Wireless, Inc., Variable Rate
6,589	8.515%, 12/15/10	6,745,489
		$13,078,114
Total Corporate Bonds & Notes (identified cost $74,967,174)		$76,598,469
Common Stocks — 0.1%
Shares	Security	Value
105,145	Hayes Lemmerz International(6)	$225,010
86,020	Maxim Crane Works, L.P.(6)	4,053,673
Total Common Stocks (identified cost $2,549,911)		$4,278,683
Preferred Stocks — 0.0%
Shares	Security	Value
350	Hayes Lemmerz International(4)(6)(7)	$3,236
Total Preferred Stocks (identified cost $17,500)		$3,236
Closed-End Investment Companies — 0.0%
Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$76,080
Total Closed-End Investment Companies (identified cost $72,148)		$76,080
Short-Term Investments — 2.8%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$67,587,000	11/01/06	Abbey National North America LLC, Commercial Paper	5.31%	$67,587,000
142,465,000	11/01/06	HSBC Finance Corp., Commercial Paper	5.31%	142,465,000
Total Short-Term Investments (at amortized cost $210,052,000)				$210,052,000

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Amount
Total Investments — 102.6% (identified cost $7,589,278,691)	$7,626,044,035
Less Unfunded Loan Commitments — (3.7)%	$(277,946,866)
Net Investments — 98.9% (identified cost $7,311,331,825)	$7,348,097,169
Other Assets, Less Liabilities — 1.1%	$82,395,970
Net Assets — 100.0%	$7,430,493,139

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the
London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded loan commitments. See Note 1E for description.

(3)  Defaulted security. Currently the issuer is in default with respect to interest payments.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate value of the securities is $34,641,434 or 0.5% of the Portfolio's net assets.

(6)  Non-income producing security.

(7)  Restricted security.

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2006

Assets
Investments, at value (identified cost, $7,311,331,825)	$7,348,097,169
Cash	28,339,272
Foregn currency, at value (identified cost, $17,947)	17,576
Receivable for investments sold	5,105,400
Interest and dividends receivable	54,414,214
Receivable for open swap contracts	1,494,324
Prepaid expenses	676,600
Total assets	$7,438,144,555
Liabilities
Payable for open forward foreign currency contracts	$4,084,652
Payable to affiliate for investment advisory fees	3,197,568
Payable to affiliate for Trustees' fees	2,533
Accrued expenses	366,663
Total liabilities	$7,651,416
Net Assets applicable to investors' interest in Portfolio	$7,430,493,139
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$7,396,708,123
Net unrealized appreciation (computed on the basis of identified cost)	33,785,016
Total	$7,430,493,139

Statement of Operations

For the Year Ended
October 31, 2006

Investment Income
Interest	$490,026,227
Dividends	6,574
Total investment income	$490,032,801
Expenses
Investment adviser fee	$35,804,388
Trustees' fees and expenses	30,804
Custodian fee	975,491
Legal and accounting services	816,329
Miscellaneous	725,288
Total expenses	$38,352,300
Deduct — Reduction of custodian fee	$130,282
Total expense reductions	$130,282
Net expenses	$38,222,018
Net investment income	$451,810,783
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(2,465,912)
Swap contracts	1,411,162
Foreign currency and forward foreign currency exchange contract transactions	(21,129,036)
Net realized loss	$(22,183,786)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$7,061,625
Swap contracts	1,255,356
Foreign currency and forward foreign currency exchange contracts	(8,347,803)
Net change in unrealized appreciation (depreciation)	$(30,822)
Net realized and unrealized loss	$(22,214,608)
Net increase in net assets from operations	$429,596,175

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2006	Year Ended October 31, 2005
From operations — Net investment income	$451,810,783	$286,479,439
Net realized loss from investment transactions, swap contracts, foreign currency, and forward foreign currency exchange contract transactions	(22,183,786)	(6,260,828)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency, and forward foreign currency exchange contracts	(30,822)	5,235,160
Net increase in net assets from operations	$429,596,175	$285,453,771
Capital transactions — Contributions	$2,989,478,752	$2,972,303,225
Withdrawals	(2,494,639,771)	(2,141,337,314)
Net increase in net assets from capital transactions	$494,838,981	$830,965,911
Net increase in net assets	$924,435,156	$1,116,419,682
Net Assets
At beginning of year	$6,506,057,983	$5,389,638,301
At end of year	$7,430,493,139	$6,506,057,983

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended October 31,
	2006	2005	2004	2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.54%	0.54%	0.56%	0.61%	0.62%
Expenses after custodian fee reduction	0.54%	0.54%	0.56%	0.61%	0.62%
Net investment income	6.44%	4.68%	3.27%	4.05%	4.72%
Portfolio Turnover	50%	57%	67%	64%	76%
Total Return	6.36%	4.77%	3.93%	6.91%	2.19%
Net assets, end of year (000's omitted)	$7,430,493	$6,506,058	$5,389,638	$2,217,874	$1,326,128

See notes to financial statements

Floating Rate Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on June 19, 2000. The Portfolio's investment objective is to provide a high level of current income. The Portfolio normally primarily invests in interests of senior floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2006, the Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Medallion Floating-Rate Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance Diversified Income Fund, Eaton Vance Medallion Strategic Income Fund and Eaton Vance Low Duration Fund held an approximate 66.9%, 22.3%, 3.8%, 3.7%, 1.4%, 0.5% and 0.1% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Portfolio's investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, interests in similar Senior Loans and the market environment, investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair value determinations are made by the portfolio managers of a Trust based on information available to such managers. The portfolio managers of other trusts managed by Eaton Vance that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of Floating Rate Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other trusts managed by Eaton Vance that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of Floating Rate Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units

Floating Rate Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. The value of interest rate swaps will be based on dealer quotations. Short-term obligations which mature in sixty days or less are valued at amortized cost, which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Over-the-counter options are valued at the mean between the bid and the asked price provided by dealers. Marketable securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Financial futures contracts listed on the commodity exchanges and options thereon are valued at closing settlement prices. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Trust's net asset value (unless the Trust deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Trust may rely on an independent fair valuation service in making any such adjustment as to the value of a foreign equity security.

B  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

E  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

G  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month London Interbank Offering Rate (LIBOR). In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to

Floating Rate Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

H  Credit Default Swaps — The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have made a stream of payments and received no benefit from the contract reducing exposure to the credit by the notional amount of the contract upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

L  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. The fee is equivalent to 0.575% of the Portfolio's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level. Due to an agreement effective as of March 27, 2006, if the Portfolio's average daily net assets exceed $5 billion but are less than $10 billion the fee is equivalent to 0.480% and if average daily net assets exceed $10 billion the fee is equivalent to 0.460%. For the year ended October 31, 2006, the fee was equivalent to 0.510% of the Portfolio's average net assets for such period and amounted to $35,804,388.

Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2006, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investments

The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations

Floating Rate Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the year ended October 31, 2006 aggregated $4,461,606,319, $2,838,240,323 and $584,362,726, respectively.

4  Line of Credit

The Portfolio participates with other portfolios managed by BMR in a $550 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at the annual rate of 0.08% of the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. As of October 31, 2006, the Portfolio had no borrowings outstanding. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2006.

5  Federal Income Tax Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation/depreciation in the value of the investments owned at October 31, 2006, as determined on a federal income tax basis, were as follows:

Aggregate Cost	$7,311,337,977
Gross unrealized appreciation	$60,613,798
Gross unrealized depreciation	(23,854,606)
Net unrealized appreciation	$36,759,192

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at October 31, 2006 on a federal income tax basis was $2,980,338.

6  Financial Instruments

The Portfolio may trade in financial instruments with
off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, forward foreign currency contracts, credit default swaps, and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2006 was as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In exchange for	Net Unrealized Depreciation
11/30/06	Swiss Franc 12,494,538	United States Dollar 10,019,677	$(53,365)
11/30/06	Euro 1,000,000	United States Dollar 1,262,500	(15,775)
11/30/06	Euro 471,533,063	United States Dollar 599,893,793	(2,855,133)
11/30/06	British Pound 1,500,000	United States Dollar 2,816,430	(45,127)
11/30/06	British Pound 98,987,264	United States Dollar 187,729,347	(1,109,152)
			$(4,078,552)
Purchases
Settlement Date	In exchange for	Deliver	Net Unrealized Depreciation
11/30/06	Euro 2,000,000	United States Dollar 2,559,600	$(3,050)
11/30/06	Euro 2,000,000	United States Dollar 2,559,600	(3,050)
			$(6,100)

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
10,000,000 USD	12/20/2009	Agreement with Lehman Brothers dated 10/28/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Crown Americas, Inc.	$257,166
5,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 12/21/2004 whereby the Portfolio will receive 2.70% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Six Flags Theme Parks.	85,606

Floating Rate Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
3,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/3/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	$4,369
6,500,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/16/2005 whereby the Portfolio will receive 2.2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	274,538
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 4/1/2005 whereby the Portfolio will receive 2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	41,084
3,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 2.4% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	144,854
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	44,541

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
3,000,000 USD	6/20/2011	Agreement with Lehman Brothers dated 6/2/2005 whereby the Portfolio will receive 2.3% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	$48,080
7,000,000 USD	9/21/2009	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	118,018
2,000,000 USD	9/20/2010	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	23,602
5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 10/26/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by EPCO Holdings, Inc.	126,030
5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 12/3/2005 whereby the Portfolio will receive 2.10% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Avago Technologies, Inc.	120,738

Floating Rate Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
5,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 1/6/2006 whereby the Portfolio will receive 1.80% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by The Hertz Corp.	$98,884
5,000,000 USD	9/20/2011	Agreement with Lehman Brothers dated 7/1/2006 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Owens-Illinois, Inc.	106,814

At October 31, 2006, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

8  Restricted Securities

At October 31, 2006, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Restricted Securities

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Preferred Stocks
Hayes Lemmerz International	6/23/03	350	$17,500	$3,236
			$17,500	$3,236

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Floating Rate Portfolio as of October 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Floating Rate Portfolio:

We have audited the accompanying statement of assets and liabilities of Floating Rate Portfolio (the Portfolio), including the portfolio of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2006 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Floating-Rate Portfolio as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 15, 2006

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Floating Rate Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Floating-Rate Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the experience and abilities of such personnel in analyzing factors such as the special considerations relevant to investing in senior floating-rate loans. Specifically, the Board noted the experience of the Adviser's 29 bank loan investment professionals and other personnel who provide services to the Portfolio, including four portfolio managers and 15 analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2005 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees (including administrative fees) and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add a breakpoint with respect to assets that exceed $10 billion. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Floating-Rate Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust), and Floating Rate Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "Parametric" refers to Parametric Portfolio Associates and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Trustee of the Trust since 1991and of the Portfolio since 2000	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 170 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and the Portfolio.	170	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	170	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1986; of the Portfolio since 2000 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	170	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	170	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	170	None

Eaton Vance Floating-Rate Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1986 and of the Portfolio since 2000	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	170	None

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust since 1998 and of the Portfolio since 2000	Professor of Law, University of California at Los Angeles School of Law.	170	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor.	170	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust	Since 2002	President of EVC, EVM, BMR and EV and Director of EVC. Chief Investment Officer of EVC, EVM and BMR. Officer of 71 registered investment companies and 5 private investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

Kevin S. Dyer 2/21/75	Vice President of the Trust	Since 2005	Assistant Vice president of EVM and BMR. Officer of 25 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 29 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 45 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President of the Trust	Since 1999	Vice President of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

Scott H. Page 11/30/59	Vice President of the Portfolio	Since 2000	Vice President of EVM and BMR. Officer of 15 registered investment companies managed by EVM or BMR.

Cliff Quisenberry, Jr. 1/1/65	Vice President of the Trust	Since 2006	Vice President and Director of Research and Product Development of Parametric. Officer of 30 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer 71 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Eaton Vance Floating-Rate Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 50 registered investment companies managed by EVM or BMR.

Susan Schiff 3/31/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 30 registered investment companies managed by EVM or BMR.

Payson F. Swaffield 8/13/56	President of the Portfolio	Since 2002(2)	Vice President of EVM and BMR. Officer of 15 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005(2)	Vice President of EVM and BMR. Officer of 170 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Secretary of the Trust since 1997 and of the Portfolio since 2000	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 170 registered investment companies managed by EVM or BMR.

Dan A. Maalouly 3/25/62	Treasurer of the Portfolio	Since 2005	Vice President of EVM and BMR. Previously, Senior Manager at PricewaterhouseCoopers LLP (1997-2005). Officer of 71 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 170 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Mr. Swaffield served as Vice President of the Portfolio since 2000. Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

This Page Intentionally Left Blank

Investment Adviser of Floating Rate Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Floating-Rate Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Eaton Vance Floating-Rate Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1044-12/06  FRSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended October 31, 2005 and October 31, 2006 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	10/31/2005	10/31/2006

Audit Fees	$67,980	$74,020

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,460	$15,340

All Other Fees(3)	$0	$0

Total	$74,440	$89,360

(1)                                Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters

(3)                                All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended October 31, 2005 and October 31, 2006; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	10/31/ 2005	10/31/2006

Registrant	$5,460	$15,340

Eaton Vance(1)	$170,983	$72,100

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	December 14, 2006

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 14, 2006